                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  333-123257

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 Madison Avenue, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  DECEMBER 31

Date of reporting period: JUNE 30, 2010

Item 1. Report to Shareholders.

SEMI-ANNUAL REPORT

J U N E  3 0 ,  2 0 1 0

( u n a u d i t e d )

MARKET VECTORS

INTERNATIONAL ETFs

AFK

BRF

EGPT

Africa Index
ETF

Brazil
Small-Cap ETF

Egypt Index ETF

MES

IDX

LATM

Gulf States
Index ETF

Indonesia
Index ETF

Latin America
Small-Cap Index ETF

PLND

RSX

VNM

Poland
ETF

Russia
ETF

Vietnam
ETF

MARKET VECTORS

SPECIALTY ETFs

EVX

BJK

Environmental
Services ETF

Gaming
ETF

MARKET VECTORS INTERNATIONAL/SPECIALTY ETFs

The information contained in these shareholder letters represent the opinions of Van Eck Global and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index providers. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of Van Eck Global are as of June 30, 2010, and are subject to change.

MARKET VECTORS INTERNATIONAL/SPECIALTY ETFs

Dear Shareholder:

This semi-annual report for the international and specialty equity funds of the Market Vectors ETF Trust (the “Trust”) covers a period of challenge for the equity markets. Global equity markets began 2010 with modest gains in the first quarter. However, investor sentiment turned dramatically in late April, such that global equity markets broke a four-quarter winning streak with a sharp drop in the second quarter of 2010 that erased earlier gains and sent most major indices into negative territory for the six months ended June 30, 2010. A classic flight to quality took hold as mixed U.S. economic data, worries about the sovereign debt crises in Greece and peripheral Europe, fears of government policy tightening in China that might start to cool economic growth there, and announcements regarding financial regulation reform combined to renew concerns about global economic growth.

As conditions shifted markedly within the financial markets during the six months ended June 30, 2010, Van Eck Global continued to enhance the array of exchange-traded funds we offer our shareholders. During the semi-annual period, two new equity investment opportunities in the Market Vectors ETF family commenced operations—Egypt Index ETF and Latin America Small-Cap Index ETF.

Each of the Market Vectors ETF Trust equity funds met its objective of tracking, as closely as possible, before fees and expenses, the performance of its benchmark index. While absolute results disappointed, it is well worth noting that of the nine international and specialty equity funds of the Trust in operation for the complete semi-annual period, eight outpaced either the broad U.S. equity market, as measured by the S&P® 500 Index1, and/or the broad international equity market, as measured by the MSCI EAFE Index2, for the six-month period. Only Poland ETF lagged these indices, as its equity market was hit hard by the tragic death of the nation’s president in an April 2010 plane crash. We believe such relative results serve as testament to the potential diversification benefits ETFs can provide to an investment portfolio.

Since the first ETF within the Market Vectors ETF Trust was introduced in May 2006, total assets under management in the twenty equity funds of the Trust grew to more than $13.9 billion as of June 30, 2010. Clearly, our shareholders recognize that the market continues to be filled with new investment opportunity, even as economic indicators remain mixed.

The continued enthusiasm for ETFs in general, and for Market Vectors ETFs in particular, further demonstrates the persistent interest in these types of investment vehicles on the part of individual investors and financial professionals alike. These products have enabled investors of all types to find new and exciting sector allocation solutions as well as innovative ways to trade, hedge or invest in specialized segments of the market that remain largely untapped to date.

On the following pages, you will find a brief review of each of the Trust’s international and specialty equity funds as well as their performance for the six-month period ending June 30, 2010. You will, of course, also find the financial statements and portfolio information for each.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust

July 28, 2010

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]	S&P® 500 Index consists of 500 widely held common stocks covering industrial, utility, financial and transportation sectors.

[2]	MSCI EAFE Index is an unmanaged capitalization-weighted index containing approximately 1,100 equity securities of companies located in Europe, Australasia and the Far East.

AFRICA INDEX ETF (ticker: AFK)

Market Vectors Africa Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Dow Jones Africa Titans 50 IndexSM1 (DJAFKT). As of June 30, 2010, DJAFKT represented 50 publicly traded companies.

Fund Review

For the six months ended June 30, 2010 (the “reporting period”), the Fund decreased 1.56%, while DJAFKT declined 0.81%.2

Africa’s equity markets declined during the reporting period but significantly outpaced both the emerging equity markets and the developed international equity markets overall. While the region is still weighed down by poverty, political instability, weak infrastructure and corruption, it also has attracted investors from around the world seeking to capture its growth potential, driven in part by its supply of raw materials and arable land wealth. Africa showed great improvements in its economies during the reporting period, as it hosted the fastest growing economies in the emerging market world and expanded at double the rate of developed nations. The International Monetary Fund (IMF) projects that the economy of sub-Saharan African countries will expand 4.7% in the full-year 2010, double 2009’s rate. Commodity exporting countries are anticipated to lead the growth. The IMF raised its earlier forecasts as a result of higher commodity prices, especially gold, and government stimulus programs that helped mitigate the effects of the global recession. In order to support economic stabilization during the financial crisis, the IMF took a lenient approach in lending money to Africa’s low-income countries during the financial crisis allowing them to expand budget deficits and engage in loose monetary policy. Inflation was curbed with the aid of zero-interest IMF loans that helped support African currencies.

Eight of the Fund’s ten largest holdings as of June 30, 2010 generated positive returns during the reporting period, with Guarantee Trust Bank, Zenith Bank, Nigerian Breweries, Mobile Telecommunications and Commercial International Bank (3.4%, 3.8%, 4.1%, 3.9% and 4.0% of Fund net assets†, respectively) each producing robust double-digit gains. Of the Fund’s ten largest holdings at June 30, only Orascom Construction and Tullow Oil (4.2% and 5.0% of Fund net assets†, respectively) lost ground during the reporting period.

The Fund is subject to a high degree of risk, including those associated with less reliable financial information, higher costs, taxation, decreased liquidity, less stringent reporting, and foreign currency risks. Special risks particular to African investments include expropriation, political instability, economic impacts of armed conflict, civil war and severe social instability, less developed capital markets, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, politically controlled access to trading markets, unsettled securities laws, and trade barriers. Investors should be willing to accept a high degree of volatility and the potential of significant loss. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

†All Fund assets referenced are Total Net Assets as of June 30, 2010.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The Dow Jones Africa Titans 50 IndexSM, licensed for use by Van Eck Associates Corporation, is calculated by Dow Jones Indexes. Dow Jones®, Titans and Dow Jones Africa Titans 50 Index are service marks of Dow Jones & Company, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]

The Dow Jones Africa Titans 50 IndexSM (DJAFKT) is a rules-based, modified capitalization weighted, float-adjusted index comprised of publicly traded companies that are headquartered in Africa or that generate the majority of their revenues in Africa.

[2]

The Fund is passively managed and may not hold each DJAFKT component in the same weighting as DJAFKT and is subject to certain expenses that DJAFKT is not. The Fund thus may not exactly replicate the performance of DJAFKT.

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

Top Ten Holdings*
(unaudited)

Tullow Oil PLC	5.0%
Orascom Construction Industries	4.2%
Nigerian Breweries PLC	4.1%
Commercial International Bank (Egypt)	4.0%
Mobile Telecommunications Co.	3.9%
Zenith International Bank Ltd.	3.8%
First Bank of Nigeria PLC	3.7%
Maroc Telecom	3.6%
Guarantee Trust Bank PLC	3.4%
Attijariwafa Bank	3.3%

As of June 30, 2010.
*	Percentage of net assets.
**	Percentage of investments.
Portfolio is subject to change.

AFRICA INDEX ETF

AFK PERFORMANCE RECORD
June 30, 2010 (unaudited)

	Total Return
	Share Price	NAV	DJAFKT

Year to Date	(3.10)	(1.56)%	(0.81)%
One Year	3.48%	5.14%	6.83%
Life* (annualized)	(16.85)%	(16.56)%	(14.58)%
Life* (cumulative)	(30.51)%	(30.03)%	(26.72)%

*since 7/10/08

Gross Expense Ratio 0.95% / Net Expense Ratio 0.83%
The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.83% of average daily net assets per year until at least May 1, 2011. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/10/08) to the first day of secondary market trading in shares of the Fund (7/14/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

BRAZIL SMALL-CAP ETF (ticker: BRF)

Market Vectors Brazil Small-Cap ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors Brazil Small-Cap Index1 (MVRIOTR). As of June 30, 2010, MVRIOTR represented 61 publicly traded companies.

Fund Review

For the six months ended June 30, 2010 (the “reporting period”), the Fund declined 9.30%, while MVRIOTR fell 9.21%.2

Brazil’s equity market declined during the reporting period along with the broader global equity markets, but it is well worth noting that Brazil’s small-cap stocks outpaced its larger-cap counterparts overall. Brazil was particularly impacted during the reporting period by high unemployment in the nation. Also, while the Brazilian government is expected to announce the second phase of its “growth acceleration program,” the original $342 billion infrastructure plan remained held up in bureaucracy, with only 11% of projects outlined completed and half yet to launch. That said, Brazil has major impetus to get its affairs in order because in 2014, it will host the World Cup, and in 2016, it will host the Summer Olympics in Rio. Meanwhile, Brazilian small-cap companies were considered attractive to investors in part because Brazil, the 10th largest economy in the world, has grown 4% to 5% over the past four years. It is expected that for 2010 Brazil’s economy may expand by as much as 6%. Brazil is rich in natural resources and is one of the few countries in the world that is self-sufficient in oil. Small-cap companies tend to give greater exposure to the domestic economy and be less tied to the global economy. Importantly, Brazil has a strong consumer base via a growing middle class, making consumer activity the fastest-growing segment of the economy. It is worth noting that the Fund had a 30% weighting in the consumer sectors through most of the reporting period.

Seven of the Fund’s ten largest holdings as of June 30, 2010 generated positive returns during the reporting period, led by Cia Hering, Lojas Renner, Diagnosticos da America and Totvs (2.5%, 7.1%, 4.6% and 3.3% of Fund net assets†, respectively). Each of these companies outpaced MVRIOTR with double-digit gains. CETIP (3.4% of Fund net assets†) lost modest ground but still outpaced MVRIOTR on a relative basis for the reporting period. Magnesita Refratarios and Gafisa (3.0% and 5.1% of Fund net assets†, respectively) experienced more significant declines, lagging MVRIOTR during the reporting period.

The Fund is subject to elevated risks, including those associated with investments in derivatives and foreign securities. In particular, Brazilian investments are subject to elevated risks, which include, among others, actions taken by the Brazilian government, inflation, high interest rates, currency risk, less reliable financial information, higher transactional costs, taxation, political instability and other risks associated with foreign investments. In addition, companies with small capitalizations are subject to elevated risks, which include, among others, greater volatility, lower trading volume and less liquidity than larger companies. Investors should be willing to accept a high degree of volatility and the potential of significant loss. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

†All Fund assets referenced are Total Net Assets as of June 30, 2010.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

Market Vectors Brazil Small-Cap Index (the “Index”) is the exclusive property of 4asset-management GmbH, which has contracted with Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) to maintain and calculate the Index. Standard & Poor’s® and S&P® are registered trademarks of The McGraw-Hill Companies, Inc. “Calculated by S&P Custom Indices” and its related stylized mark(s) are service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by 4asset-management GmbH. S&P shall have no liability for any errors or omissions in calculating the Index. The Fund is not sponsored, endorsed, sold or promoted by 4asset-management GmbH and 4asset-management GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]

Market Vectors Brazil Small-Cap Index (MVRIOTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of publicly traded small-capitalization companies that are domiciled and primarily listed on an exchange in Brazil, or that generate at least 50% of their revenues in Brazil.

[2]

The Fund is passively managed and may not hold each MVRIOTR component in the same weighting as the MVRIOTR and is subject to certain expenses that MVRIOTR is not. The Fund thus may not exactly replicate the performance of MVRIOTR.

BRAZIL SMALL-CAP ETF

Sector Weightings**
(unaudited)

Top Ten Holdings*
(unaudited)

Lojas Renner S.A.	7.1%
Gafisa S.A.	5.1%
Diagnosticos da America S.A.	4.6%
BR Malls Participacoes S.A.	4.0%
Anhanguera Educacional Participacoes S.A.	3.9%
CETIP S.A.	3.4%
Totvs S.A.	3.3%
MMX Mineracao e Metalicos S.A.	3.1%
Magnesita Refratarios S.A.	3.0%
CIA Hering S.A.	2.5%

As of June 30, 2010.
*	Percentage of net assets.
**	Percentage of investments.
Portfolio is subject to change.

BRF PERFORMANCE RECORD
June 30, 2010 (unaudited)

	Total Return
	Share Price	NAV	MVRIOTR

Year to Date	(11.72)%	(9.30)%	(9.21)%
One Year	58.63%	61.62%	61.06%
Life* (annualized)	66.20%	67.13%	66.77%
Life* (cumulative)	77.93%	79.06%	78.62%

*since 5/12/09

Gross Expense Ratio 0.66% / Net Expense Ratio 0.66%
The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year until at least May 1, 2011. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/12/09) to the first day of secondary market trading in shares of the Fund (5/14/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

EGYPT INDEX ETF (ticker: EGPT)

Market Vectors Egypt Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors Egypt Index1 (MVEGPTTR). As of June 30, 2010, MVEGPTTR represented 27 publicly traded companies.

Fund Review

For the period from the Fund’s commencement date on February 16, 2010 through June 30, 2010 (the “reporting period”), the Fund declined 17.40%, while MVEGPTTR fell 16.52%.2

The international financial crisis slowed Egypt’s growth, but the country remained one of Africa’s top economies during the reporting period, and its equity market, though down, outpaced those of emerging markets overall during the six months ended June 30, 2010. For the six-month period, MVEGPTTR was down 6.25%. Despite these short-term negative results, the long-term prospects for Egypt remain positive. Egypt is the most populous country in the Arab world and 16th largest in the world, with around 80 million people. Egypt is a well-diversified economy, and the country has experienced robust growth over the last decade. Indeed, Egypt’s real economic growth has averaged 4.9% annually since the year 2000. Unlike other countries in the region, oil and gas only accounts for around 15% of the country’s Gross Domestic Product (GDP). Egypt has other major sectors that account for a larger portion of GDP, such as tourism, agriculture and industrials. Notably, the Fund includes an approximately 40% weighting toward the financial sector. The financial system in Egypt is one of the strongest and most developed in the emerging markets, with a loan-to-deposit ratio at just 50% while less stable economies have ratios as high as 120%. Other sectors with sizable exposure in the Fund include telecommunication services, industrials and materials.

Among the Fund’s ten largest holdings as of June 30, 2010, Centamin Egypt and Commercial International Bank (5.0% and 7.0% of Fund net assets†, respectively) generated positive returns during the reporting period. TMG Holding, EFG-Hermes Holding and Orascom Construction Industries (6.3%, 5.7% and 8.5% of Fund net assets†, respectively) lost ground but outpaced MVEGPTTR on a relative basis. The remaining holdings in the Fund’s top ten lagged MVEGPTTR during the reporting period.

The Fund is subject to a high degree of risk, including those associated with less reliable financial information, higher costs, taxation, decreased liquidity, less stringent reporting, and foreign currency risks. Special risks particular to Egypt investments include expropriation, political instability, economic impacts of armed conflict, civil war and severe social instability, less developed capital markets, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, politically controlled access to trading markets, unsettled securities laws, and trade barriers. Investors should be willing to accept a high degree of volatility and the potential of significant loss. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

†All Fund assets referenced are Total Net Assets as of June 30, 2010.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

Market Vectors Egypt Index (the “Index”) is the exclusive property of 4asset-management GmbH, which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards 4asset-management GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Egypt ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by 4asset-management GmbH and 4asset-management GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]

Market Vectors Egypt Index (MVEGPTTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of publicly traded companies that are domiciled and primarily listed on an exchange in Egypt, or that generate at least 50% of their revenues in Egypt.

[2]

The Fund is passively managed and may not hold each MVEGPTTR component in the same weighting as the MVEGPTTR and is subject to certain expenses that MVEGPTTR is not. The Fund thus may not exactly replicate the performance of MVEGPTTR.

Sector Weightings**
(unaudited)

Top Ten Holdings*
(unaudited)

Orascom Construction Industries	8.5%
Orascom Telecom Holding SAE	7.3%
Commercial International Bank	7.0%
Talaat Moustafa Group Holding	6.3%
Egyptian Kuwaiti Holding Co.	5.7%
Egyptian Financial Group-Hermes Holding	5.7%
Centamin Egypt Ltd.	5.0%
Telecom Egypt	5.0%
Elswedy Cables Holding Co.	4.9%
Citadel Capital Corp.	4.8%

As of June 30, 2010.
*	Percentage of net assets.
**	Percentage of investments.
Portfolio is subject to change.

EGYPT INDEX ETF

EGPT PERFORMANCE RECORD
June 30, 2010 (unaudited)

	Total Return
	Share Price	NAV	MVEGPTTR

Life since 2/16/10	(14.73)%	(17.40)%	(16.52)%

Gross Expense Ratio 5.39% / Net Expense Ratio 0.93%

The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.94% of average daily net assets per year until at least May 1, 2011. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/16/10) to the first day of secondary market trading in shares of the Fund (2/18/10), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

GULF STATES INDEX ETF (ticker: MES)

Market Vectors Gulf States Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Dow Jones GCC Titans 40 IndexSM 1 (DJMEST). As of June 30, 2010, DJMEST represented 40 publicly traded companies.

Fund Review

For the six months ended June 30, 2010 (the “reporting period”), the Fund declined 2.36%, while DJMEST decreased 1.26%.2

Gulf-based companies declined along with the broader equity markets globally but meaningfully outpaced both developed and emerging equity markets overall during the reporting period due to several factors. First, while oil prices declined during the six months ended June 30, 2010, they remained materially higher than they were in the summer of 2009 thus supporting the revenues of regional exporters. Second, stocks of real estate developers and financial firms in the region held up fairly well on speculation that both strong oil revenues and global economic recovery would spur governments to boost spending on construction projects. It is worth noting that the Fund was heavily invested in these areas, with the majority of its assets invested in banks, financial services and real estate companies at the end of June. Third, the disastrous oil spill in the Gulf of Mexico led BP to reach out to investment entities in the Persian Gulf region, particularly those with which it already had relations such as the United Arab Emirates, seeking support of its shares. The Persian Gulf is home to some of the world’s biggest sovereign wealth funds, which have previously stepped in to inject capital into western banks. This outreach by BP, together with the Qatar Investment Authority’s series of high-profile investments in U.K. property, including the acquisition of Harrods, the London department store, in May 2010, put increased focus on the region’s financial companies during the reporting period.

Five of the Fund’s ten largest holdings as of June 30, 2010 generated positive returns during the reporting period. Indeed, shares of Ahli United Bank, Mobile Telecommunications, Qatar National Bank and National Bank of Kuwait (3.4%, 8.0%, 7.6% and 7.9% of Fund net assets†, respectively) each enjoyed double-digit price gains during the reporting period. DP World (3.6% of Fund net assets†) experienced a more modest advance. Shares of the remaining holdings in the Fund’s top ten declined and lagged DJMEST on a relative basis during the reporting period.

The Fund is subject to a high degree of risk, including those associated with less reliable financial information, higher costs, taxation, decreased liquidity, less stringent reporting, and foreign currency risks. Special risks particular to Gulf States investments include expropriation, political instability, economic impacts of armed conflict, civil war and severe social instability, less developed capital markets, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, politically controlled access to trading markets, unsettled securities laws, and trade barriers. Investors should be willing to accept a high degree of volatility and the potential of significant loss. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

†All Fund assets referenced are Total Net Assets as of June 30, 2010.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The Dow Jones GCC Titans 40 IndexSM, licensed for use by Van Eck Associates Corporation, is calculated by Dow Jones Indexes. Dow Jones®, Titans and Dow Jones GCC Titans 40 Index are service marks of Dow Jones & Company, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]

The Dow Jones GCC Titans 40 IndexSM (DJMEST) is a rules-based, modified capitalization weighted, float-adjusted index comprised of publicly traded companies that are headquartered in tradable GCC nations or that generate the majority of their revenues in these countries.

[2]

The Fund is passively managed and may not hold each DJMEST component in the same weighting as DJMEST and is subject to certain expenses that DJMES is not. The Fund thus may not exactly replicate the performance of DJMEST.

GULF STATES INDEX ETF

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

Top Ten Holdings*
(unaudited)

Kuwait Finance House	8.0%
Mobile Telecommunications Co. K.S.C.	8.0%
National Bank of Kuwait S.A.K.	7.9%
Qatar National Bank S.A.Q.	7.6%
Emaar Properties PJSC	5.2%
Commercial Bank of Kuwait	4.2%
National Bank of Abu Dhabi PJSC	3.8%
Qatar Telecom (QTel) Q.S.C.	3.7%
DP World Ltd.	3.6%
Ahli United Bank B.S.C.	3.4%

As of June 30, 2010.
*	Percentage of net assets.
**	Percentage of investments.
Portfolio is subject to change.

MES PERFORMANCE RECORD
June 30, 2010 (unaudited)

	Total Return
	Share Price	NAV	DJMEST

Year to Date	(4.22)%	(2.36)%	(1.26)%
One Year	(8.56)%	(6.88)%	(5.24)%
Life* (annualized)	(32.35)%	(32.36)%	(32.06)%
Life* (cumulative)	(53.14)%	(53.16)%	(52.75)%

*since 7/22/08

Gross Expense Ratio 2.46% / Net Expense Ratio 0.98%

The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.98% of average daily net assets per year until at least May 1, 2011. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/22/08) to the first day of secondary market trading in shares of the Fund (7/24/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

INDONESIA INDEX ETF (ticker: IDX)

Market Vectors Indonesia Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors Indonesia Index1 (MVINDOTR). As of June 30, 2010, MVINDOTR represented 29 publicly traded companies.

Fund Review

For the six months ended June 30, 2010 (the “reporting period”), the Fund advanced 16.64%, while MVINDOTR rose 17.42%.2

The Fund was one of the top-performing ETFs for the reporting period, as Indonesia rebounded quite remarkably from its economic trough and its equity market soared to double-digit gains in U.S. dollar terms—an especially meaningful feat given the declines in most other global equity markets. Several factors worked in Indonesia’s favor. Indonesia, the world’s fourth-largest country, has a young and growing population. Jakarta, the nation’s capital, is expected to be the largest city in the world within 20 years, according to BusinessWeek. Indonesia also holds large reserves of natural resources. Domestic consumption makes up approximately two-thirds of its economy, which helped cushion it during the recent recession that hurt more export-dependent nations more deeply. Indonesia’s central bank has kept interest rates at a record low of 6.5%, given low inflation that averaged 3.8% in the first five months of 2010. As a result, the International Monetary Fund has forecast that Indonesia’s economy will grow 6% by year-end 2010.

Eight of the Fund’s ten largest holdings as of June 30, 2010 generated solid gains during the reporting period, with Astra International, Bank Mandiri, Bank Central Asia, Bank Rakyat Indonesia, United Tractors, Adaro Energy and Semen Gresik (8.5%, 5.8%, 7.2%, 6.6%, 4.5%, 4.5% and 4.5% of Fund net assets†, respectively) each experiencing double-digit share price advances that outpaced MVINDOTR. Perusahaan Gas Negara (5.9% of Fund net assets†) also produced a positive return, though more modest. Among the Fund’s ten largest holdings, only Bumi Resources and Telekomunikasi Indonesia (4.8% and 7.5% of Fund net assets†, respectively) lost ground during the reporting period.

The Fund is subject to elevated risks, including those associated with investments in foreign securities, in particular Indonesian issuers, which include, among others, expropriation, confiscatory taxation, political instability, armed conflict and social instability. Investors should be willing to accept a high degree of volatility and the potential of significant loss. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

†All Fund assets referenced are Total Net Assets as of June 30, 2010.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The Market Vectors Indonesia Index (the “Index”) is the exclusive property of 4asset-management GmbH, which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards 4asset-management GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Indonesia Index ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by 4asset-management GmbH and 4asset-management GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]

The Market Vectors Indonesia Index (MVINDOTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of publicly traded companies that are domiciled and primarily listed on an exchange in Indonesia or that generate at least 50% of their revenues in Indonesia.

[2]

The Fund is passively managed and may not hold each MVINDOTR component in the same weighting as the MVINDOTR and is subject to certain expenses that MVINDOTR is not. The Fund thus may not exactly replicate the performance of MVINDOTR.

Sector Weightings**
(unaudited)

Top Ten Holdings*
(unaudited)

Astra International Tbk PT	8.5%
Telekomunikasi Indonesia Tbk PT	7.5%
Bank Central Asia Tbk PT	7.2%
PT Bank Rakyat Indonesia Tbk	6.6%
Perusahaan Gas Negara PT	5.9%
Bank Mandiri PT	5.8%
Bumi Resources Tbk PT	4.8%
Adaro Energy Tbk PT	4.5%
United Tractors Tbk	4.5%
Semen Gresik Persero Tbk PT	4.5%

As of June 30, 2010.
*	Percentage of net assets.
**	Percentage of investments. Portfolio is subject to change.

INDONESIA INDEX ETF

IDX PERFORMANCE RECORD
June 30, 2010 (unaudited)

	Total Return
	Share Price	NAV	MVINDOTR

Year to Date	15.38%	16.64%	17.42%
One Year	64.05%	66.23%	67.96%
Life* (annualized)	107.41%	108.64%	112.23%
Life* (cumulative)	189.02%	191.52%	198.83%

*since 1/15/09

Gross Expense Ratio 0.61% / Net Expense Ratio 0.61%
The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.68% of average daily net assets per year until at least May 1, 2011. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/15/09) to the first day of secondary market trading in shares of the Fund (1/20/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

LATIN AMERICA SMALL-CAP INDEX ETF (ticker: LATM)

Market Vectors Latin America Small-Cap Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors Latin America Small-Cap Index1 (MVLATMTR). As of June 30, 2010, MVLATMTR represented 95 publicly traded companies.

Fund Review

For the period from the Fund’s commencement date on April 6, 2010 through June 30, 2010 (the “reporting period”), the Fund declined 6.34%, while MVLATMTR fell 6.06%.2

While Latin American equities declined along with the broader global equity markets during the reporting period, it is well worth noting that small-cap Latin American equities outpaced their larger-cap counterparts. True to historical pattern, small-cap stocks tend to outperform during periods of economic recovery. Colombia was the strongest performer in the region; Brazilian equities lagged. As Brazil has the greatest weighting in the Fund and in MVLATMTR, it had the greatest impact on results. (See page 5 for commentary on factors impacting Brazilian small-cap equities.) Like the broader global equity markets, Latin American equities as a whole were impacted during the reporting period by heightened global risk aversion amidst deterioration of the fiscal crisis in peripheral Europe, anxiety regarding the sustainability of the U.S. economic recovery, and concerns over a Chinese “hard landing.” Still, Latin America’s economy is expected to grow 4.8% for 2010, according to The Wall Street Journal, and Brazil remained on track to be the largest and fastest growing economy within the region, with growth predicted to be approximately 6%. Small-cap stocks in Latin America benefited from being well-positioned to take advantage of local economic trends, such as growing household wealth and increases in consumer spending, as many of the countries in the region feature a fast-growing middle class and rising domestic consumption rates. Vast natural resources remained another of Latin America’s biggest strengths.

Five of the Fund’s ten largest holdings as of June 30, 2010 generated positive returns during the reporting period, led by Cia Hering, Totvs, Diagnosticos da America and Alamos Gold (2.2%, 2.8%, 4.0% and 3.2% of Fund net assets†, respectively), which each produced solid double-digit gains. Anhanguera Educacional Participacoes (3.4% of Fund net assets†) also advanced, but more modestly. Empresas La Polar (2.5% of Fund net assets†) declined slightly, but still outpaced MVLATMTR on a relative basis. The remaining holdings in the Fund’s top ten lagged MVLATMTR during the reporting period.

The Fund is subject to a high degree of risk, including those associated with less reliable financial information, higher costs, taxation, decreased liquidity, less stringent reporting, and foreign currency risks. Special risks particular to Latin America investments include expropriation, political instability, economic impacts of armed conflict, civil war and severe social instability, less developed capital markets, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, politically controlled access to trading markets, unsettled securities laws, and trade barriers. In addition, companies with small capitalizations are subject to elevated risks, which include, among others, greater volatility, lower trading volume and less liquidity than larger companies. Investors should be willing to accept a high degree of volatility and the potential of significant loss. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

†All Fund assets referenced are Total Net Assets as of June 30, 2010.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The Market Vectors Latin America Small-Cap Index (the “Index”) is the exclusive property of 4asset-management GmbH, which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards 4asset-management GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Latin America Small-Cap Index ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by 4asset-management GmbH and 4asset-management GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]

The Market Vectors Latin America Small-Cap Index (MVLATMTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of publicly traded small-cap companies that are domiciled and primarily listed on an exchange in the Latin American region or that generate at least 50% of their revenues in the Latin American region.

[2]

The Fund is passively managed and may not hold each MVLATMTR component in the same weighting as the MVLATMTR and is subject to certain expenses that MVLATMTR is not. The Fund thus may not exactly replicate the performance of MVLATMTR.

LATIN AMERICA SMALL-CAP INDEX ETF

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

Top Ten Holdings*
(unaudited)

Diagnosticos da America S.A.	4.0%
Anhanguera Educacional Participacoes S.A.	3.4%
Alamos Gold, Inc.	3.2%
Totvs S.A.	2.8%
TV Azteca S.A. de C.V.	2.8%
Magnesita Refratarios S.A.	2.6%
Empresas La Polar S.A.	2.5%
Corp GEO SAB de C.V.	2.2%
Cia Hering S.A.	2.2%
Gran Tierra Energy, Inc.	2.2%

As of June 30, 2010.
*	Percentage of net assets.
**	Percentage of investments. Portfolio is subject to change.

LATM PERFORMANCE RECORD
June 30, 2010 (unaudited)

	Total Return
	Share Price	NAV	MVLATMTR

Life since 4/6/10	(6.30)%	(6.34)%	(6.06)%

Gross Expense Ratio 4.61% / Net Expense Ratio 0.63%
The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.63% of average daily net assets per year until at least May 1, 2011. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/6/10) to the first day of secondary market trading in shares of the Fund (4/7/10), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

POLAND ETF (ticker: PLND)

Market Vectors Poland ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors Poland Index1 (MVPLNDTR). As of June 30, 2010, MVPLNDTR represented 27 publicly traded companies.

Fund Review

For the six months ended June 30, 2010 (the “reporting period”), the Fund declined 17.40%, while MVPLNDTR fell 16.94%.2

Poland’s equity market faced serious challenges during the reporting period that went beyond the factors impacting global equity markets broadly. The greatest of these was probably the tragic death of the nation’s president in an April 2010 plane crash. While Poland’s government remained in transition, its economy still experienced improved growth that outpaced most other eastern European countries. Many analysts report that Poland owed its fast-growing economy to prudent fiscal policies and to the zloty’s fluid rate to the euro and U.S. dollar, which allowed Polish enterprises to remain competitive despite falling investments. Indeed, the Organization for Economic Cooperation and Development (OECD) upped its forecast for Poland’s GDP during the second quarter, expecting it to grow by 3.1% in 2010 and 3.9% in 2011. In 2009, Poland grew 1.8%. Poland’s economy accelerated primarily on the strength of exports, consumption and reserves. Bolstering the OECD’s forecast is the fact that half of Poland’s population is under the age of 35, which bodes well for productivity.

Each of the Fund’s ten largest holdings as of June 30, 2010 experienced share price declines during the reporting period. However, Jeronimo Martins, Polski Koncern Naftowy, Bank Zachodni, Telekomunikacja Polska, BRE Bank and Bank Pekao (4.8%, 6.5%, 4.6%, 5.8%, 5.1% and 8.0% of Fund net assets†, respectively) each outpaced MVPLNDTR on a relative basis. The remaining holdings in the Fund’s top ten lagged MVPLNDTR during the reporting period.

The Fund is subject to a high degree of risk, including those associated with less reliable financial information, higher costs, taxation, decreased liquidity, less stringent reporting, and foreign currency risks. Special risks particular to Poland investments include expropriation, political instability and severe social instability, less developed capital markets, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and unsettled securities laws. Investors should be willing to accept a high degree of volatility and the potential of significant loss. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

†All Fund assets referenced are Total Net Assets as of June 30, 2010.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The Market Vectors Poland Index (the “Index”) is the exclusive property of 4asset-management GmbH, which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards 4asset-management GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Poland ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by 4asset-management GmbH and 4asset-management GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]

Market Vectors Poland Index (MVPLNDTR) is a rules-based index intended to give investors a means of tracking the overall performance of companies that are domiciled and primarily listed in Poland, or that generate at least 50% of their revenues in Poland.

[2]

The Fund is passively managed and may not hold each MVPLNDTR component in the same weighting as the MVPLNDTR and is subject to certain expenses that MVPLNDTR is not. The Fund thus may not exactly replicate the performance of MVPLNDTR.

Sector Weightings**
(unaudited)

Top Ten Holdings*
(unaudited)

Bank Pekao S.A.	8.0%
PKO Bank Polski S.A.	7.9%
KGHM Polska Miedz S.A.	6.9%
Polski Koncern Naftowy Orlen S.A.	6.5%
Telekomunikacja Polska S.A.	5.8%
Polska Grupa Energetyczna S.A.	5.7%
BRE Bank S.A.	5.1%
Polskie Gornictwo Naftowe I Gazownictwo S.A.	5.1%
Jeronimo Martins SGPS, S.A.	4.8%
Bank Zachodni WBK S.A.	4.6%

As of June 30, 2010.
*	Percentage of net assets.
**	Percentage of investments.
Portfolio is subject to change.

POLAND ETF

PLND PERFORMANCE RECORD
June 30, 2010 (unaudited)

	Total Return
	Share Price	NAV	MVPLNDTR

Year to Date	(17.88)%	(17.40)%	(16.94)%
Life since 11/24/09	(19.51)%	(19.51)%	(18.76)%

Gross Expense Ratio 1.13% / Net Expense Ratio 0.74%
The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year until at least May 1, 2011. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (11/24/09) to the first day of secondary market trading in shares of the Fund (11/25/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

RUSSIA ETF (ticker: RSX)

Market Vectors Russia ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the DAXglobal® Russia+ Index1 (DXRPUS). As of June 30, 2010, the DXRPUS represented 43 publicly traded companies.

Fund Review

For the six months ended June 30, 2010 (the “reporting period”), the Fund declined 9.24%, while DXRPUS fell 7.20%.2

The Russian equity market declined in absolute terms, but modestly outpaced the broader international equity markets on a relative basis during the reporting period. Russia maintained a strong balance sheet and low overall leverage, which were key advantages for the country. However, its economy slowed during the reporting period, and Russia continued to lag in investment due to the volatile macro environment and weak property rights. Further, because of its heavy reliance on natural resources, Russia’s equity market remained highly susceptible to fluctuations in oil prices, which remained higher than June 2009 levels but declined modestly during the six months ended June 30, 2010. Interestingly, Russia’s President Dmitry Medvedev set out toward the end of the reporting period to seek investment in diversifying Russia’s economy away from oil by developing a high-technology sector. In order to cultivate ties with Western countries, President Medvedev indicated Russia would cut capital gains taxes, reform white-collar criminal law and privatize state enterprises.

Five of the Fund’s ten largest holdings as of June 30, 2010 generated positive returns during the period. Novatek enjoyed a double-digit gain; Norilsk Nickel, VTB Bank, Mobil TeleSystems and Surgutneftegaz (4.4%, 4.2%, 4.8%, 3.9% and 6.1% of Fund net assets†, respectively) advanced more modestly. LUKOIL (8.0% of Fund net assets†) also outpaced DXRPUS though it experienced a decline in share price during the reporting period. The remaining holdings in the Fund’s top ten lagged DXRPUS during the reporting period.

The Fund is subject to various risks including those associated with making investments in Russian companies such as the absence of developed legal structures, national policies, expropriation, potentially greater price volatility in, significantly smaller capitalization of, and relative illiquidity of the Russian market. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

†All Fund assets referenced are Total Net Assets as of June 30, 2010.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The DAXglobal® Russia+ Index (DXRPUS), a trademark of Deutsche Börse AG, is licensed for use by Van Eck Associates Corporation. Deutsche Börse AG neither sponsors nor endorses the Fund and make no warranty or representation as to the accuracy and/or completeness of DXRPUS or results to be obtained by any person from using DXRPUS in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]	The DAXglobal® Russia+ Index (DXRPUS) is a modified market capitalization-weighted index comprised of publicly traded companies that are domiciled in Russia.

[2]

The Fund is passively managed and may not hold each DXRPUS component in the same weighting as DXRPUS and is subject to certain expenses that DXRPUS is not. The Fund thus may not exactly replicate the performance of DXRPUS.

RUSSIA ETF

Sector Weightings**
(unaudited)

Top Ten Holdings*
(unaudited)

Sberbank RF	8.5%
LUKOIL	8.0%
OAO Gazprom	7.7%
Rosneft Oil Co.	7.3%
Surgutneftegaz	6.1%
VTB Bank OJSC	4.8%
Novatek OAO	4.4%
VimpelCom Ltd.	4.3%
JSC MMC Norilsk Nickel	4.2%
Mobil TeleSystems OJSC	3.9%

As of June 30, 2010.
*	Percentage of net assets.
**	Percentage of investments.
Portfolio is subject to change.

RSX PERFORMANCE RECORD
June 30, 2010 (unaudited)

	Total Return
	Share Price	NAV	DXRPUS

Year to Date	(10.07)%	(9.24)%	(7.20)%
One Year	34.68%	35.24%	37.14%
Life* (annualized)	(9.06)%	(8.93)%	(9.03)%
Life* (cumulative)	(26.10)%	(25.76)%	(26.04)%

*since 4/24/07

Gross Expense Ratio 0.68% / Net Expense Ratio 0.67%
The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.62% of average daily net assets per year until at least May 1, 2011. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/24/07) to the first day of secondary market trading in shares of the Fund (4/30/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

VIETNAM ETF (ticker: VNM)

Market Vectors Vietnam ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors Vietnam Index1 (MVVNMTR). As of June 30, 2010, MVVNMTR represented 32 publicly traded companies.

Fund Review

For the six months ended June 30, 2010 (the “reporting period”), the Fund declined 1.19%, while MVVNMTR fell 1.16%.2

The Vietnamese equity market declined modestly but significantly outpaced most other global equity markets during the reporting period, as the country practically evaded the direct problems that came with the financial crisis. Academics point to Vietnam’s open economy, foreign direct investment and robust exports as factors that aided the country’s rebound from the recent global financial downturn. While Vietnam’s economy and equity market were mildly affected by diminished export demand and inflationary pressures remained a concern, the International Monetary Fund still projected a 6% economic growth rate for 2010 and the Vietnamese government estimated 6.5% expansion. To compare, the Vietnamese economy expanded 5.3% in 2009. Interestingly, in March 2010, Vietnam and the European Union (EU) announced the start of free-trade negotiations that would allow the EU access to Vietnam’s growing markets and provide Vietnam a chance to lure European manufacturers away from China. While there are hindrances to such trade talks, including Europe’s well-publicized sovereign debt crisis, such a free-trade deal could give Vietnam the potential to grow beyond its current top exports of textiles, shoes, seafood and coffee.

Of the Fund’s ten largest holdings as of June 30, 2010, Bao Viet Holdings and Oil and Natural Gas (7.7% and 4.9% of Fund net assets†, respectively) generated strong double-digit positive returns during the reporting period. The remaining holdings in the Fund’s top ten lost ground and lagged MVVNMTR during the reporting period.

The Fund is subject to elevated risks, including those associated with investments in derivatives and foreign securities, in particular Vietnamese issuers, which include, among others, expropriation, confiscatory taxation, political instability, armed conflict and social instability. Investors should be willing to accept a high degree of volatility and the potential of significant loss. The Fund may loan its securities, which may subject it to additional credit and counterparty risk. Please refer to the prospectus for complete risk information.

†All Fund assets referenced are Total Net Assets as of June 30, 2010.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The Market Vectors Vietnam Index (the “Index”) is the exclusive property of 4asset-management GmbH, which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards 4asset-management GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Vietnam ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by 4asset-management GmbH and 4asset-management GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]	Market Vectors Vietnam Index (MVVNMTR) is a rules-based, modified capitalization-weighted, float-adjusted index intended to give investors exposure to Vietnam.

[2]

The Fund is passively managed and may not hold each MVVNMTR component in the same weighting as the MVVNMTR and is subject to certain expenses that MVVNMTR is not. The Fund thus may not exactly replicate the performance of MVVNMTR.

Sector Weightings**
(unaudited)

Top Ten Holdings*
(unaudited)

Bao Viet Holdings	7.7%
HAGL JSC	7.6%
PetroVietnam Fertilizer & Chemical JSC	5.3%
Viet Nam Construction & Import-Export JSC	5.1%
Oil & Natural Gas Corp. Ltd.	4.9%
Kinh Bac City Development Share Holding Corp.	4.5%
CapitaLand Ltd.	4.5%
Bank for Foreign Trade of Vietnam JSC	4.3%
Vietnam JSC Commercial Bank for Industry & Trade	4.3%
Talisman Energy, Inc.	3.9%

As of June 30, 2010.
*	Percentage of net assets.
**	Percentage of investments.
Portfolio is subject to change.

VIETNAM ETF

VNM PERFORMANCE RECORD
June 30, 2010 (unaudited)

	Total Return
	Share Price	NAV	MVVNMTR

Year to Date	(2.16)%	(1.19)%	(1.16)%
Life since 8/11/09	(0.26)%	(0.74)%	1.69%

Gross Expense Ratio 0.99% / Net Expense Ratio 0.95%
The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.76% of average daily net assets per year until at least May 1, 2011. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/11/09) to the first day of secondary market trading in shares of the Fund (8/14/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

ENVIRONMENTAL SERVICES ETF (ticker: EVX)

Market Vectors Environmental Services ETF (the “Fund”) seeks to replicate, before fees and expenses, the price and yield performance of the NYSE Arca Environmental Services Index1 (AXENV). As of June 30, 2010, AXENV represented 21 publicly traded companies from around the globe.

Fund Review

For the six months ended June 30, 2010 (the “reporting period”), the Fund decreased 2.27%, while AXENV fell 1.94%.2

The environmental services sector declined modestly during the reporting period, but significantly outpaced the broad U.S. and international equity markets. Because its daily functions are considered vital to society, many waste management companies were able to shield a large part of their business from the recession. Indeed, the waste management industry in the U.S. alone manages close to 250 million tons of solid waste yearly produced by residential and industrial activities. Companies’ residential lines of business even benefited from the sluggish economy as people spent more time at home to limit discretionary spending. That said, with still-troubled housing markets and slowed industrial activity, revenues did decline. However, due to effective cost control strategies put into effect and cost reductions made during 2009, many waste management companies reported better-than-anticipated earnings and profit margins during the reporting period, thereby buoying the sector’s performance. Some companies even began pursuing expansion.

Among the Fund’s ten largest holdings as of June 30, 2010, four generated positive returns during the reporting period. Shaw Group and Stericycle (4.2% and 10.4% of Fund net assets†, respectively) produced robust double-digit gains, while Republic Services and Waste Connections (10.0% and 4.3% of Fund net assets†, respectively) also gained ground. Six of the Fund’s ten largest holdings experienced share price declines greater than that of AXENV during the reporting period.

The Fund is subject to various risks including those associated with making investments in environmental services and consumer and industrial waste management companies such as competitive pressures, changes in government regulation, world events and economic conditions. In addition, these companies are subject to liability for environmental damage claims. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

†All Fund assets referenced are Total Net Assets as of June 30, 2010.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

NYSE Arca Environmental Services Index (AXENV), a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation. NYSE Euronext neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of AXENV or results to be obtained by any person from using the AXENV in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]

NYSE Arca Environmental Services Index (AXENV) is a modified equal-dollar-weighted index comprised of publicly traded companies that are involved in the management, removal and storage of consumer waste and industrial by-products and related environmental services.

[2]

The Fund is passively managed and may not hold each AXENV component in the same weighting as AXENV and is subject to certain expenses that AXENV is not. The Fund thus may not exactly replicate the performance of AXENV.

ENVIRONMENTAL SERVICES ETF

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

Top Ten Holdings*
(unaudited)

Stericycle Inc.	10.4%
Waste Management Inc.	10.2%
Republic Services Inc.	10.0%
Veolia Environnement S.A.	9.6%
Waste Connections, Inc.	4.3%
US Ecology Inc.	4.2%
Layne Christensen Co.	4.2%
Darling International Inc.	4.2%
Shaw Group, Inc.	4.2%
Calgon Carbon Corp.	4.2%

As of June 30, 2010.
*	Percentage of net assets.
**	Percentage of investments.
Portfolio is subject to change.

EVX PERFORMANCE RECORD
June 30, 2010 (unaudited)

	Total Return
	Share Price	NAV	AXENV

Year to Date	(2.20)%	(2.27)%	(1.94)%
One Year	18.78%	18.32%	18.87%
Life* (annualized)	2.03%	2.01%	2.48%
Life* (cumulative)	7.75%	7.69%	9.54%

*since 10/10/06

Gross Expense Ratio 0.73% / Net Expense Ratio 0.55%
The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of average daily net assets per year until at least May 1, 2011. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/10/06) to the first day of secondary market trading in shares of the Fund (10/16/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

GAMING ETF (ticker: BJK)

Market Vectors Gaming ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the S-Network Global Gaming IndexSM (WAGRT)1. As of June 30, 2010, WAGRT represented 57 publicly traded companies from around the globe.

Fund Review

For the six months ended June 30, 2010 (the “reporting period”), the Fund declined 3.26%, while WAGRT fell 2.81%.2

Gaming-related equities declined during the reporting but still meaningfully outpaced the broad U.S. and international equity indices, as the industry benefited from a couple of key factors. First, given improved but still uncertain economic conditions, vacationers started traveling again but stayed closer to home rather than going abroad. For example, according to a recent survey of travel agents, the top ten destinations for American travelers for 2010 to date are all in the U.S., with top destinations including Las Vegas. Second, many states strapped for cash to pay for law enforcement, health care, schools and other public services have turned to gaming to bolster their budgets. For example, during the reporting period, an old auto-parts plant in Columbus, Ohio was razed to make way for a new casino. California legislators began debating whether to allow and tax Internet poker, even though it is prohibited by federal law. This trend is anticipated to continue as 38 states have projected combined budget shortfalls of $89 billion for fiscal 2011, according to the National Conference of State Legislatures. At the same time, with revenues from actual gaming activities flat at best in many jurisdictions and competition continuing to rise, casinos in the U.S. have sought to grow their revenues through restaurants, retail and concert halls. Meanwhile, overseas gaming revenues continued to increase during the reporting period, especially in Macau, where several of the major players in the gaming industry have casinos. According to Global Gaming Business, Macau’s gaming revenues for May 2010 alone almost doubled over last year to about $2.12 billion, a trend that began in June 2009. Macau gaming revenue surged due in large part to the economic boom in China.

Five of the Fund’s ten largest holdings as of June 30, 2010 experienced solid positive returns during the reporting period. Las Vegas Sands, Wynn Resorts and Sands China (8.5%, 6.5% and 4.4% of Fund net assets†, respectively) each enjoyed robust double-digit advances, while Genting (6.2% of Fund net assets†) experienced more modest gains. The remaining holdings in the Fund’s top ten lost ground and lagged WAGRT during the reporting period.

The Fund is subject to various risks including those associated with making investments in companies engaged in the gaming business such as competitive pressures, changes in government regulation, world events and economic conditions. Additional risks include legislative changes, high correlation within the industry and changes in consumer taste and risks related to foreign investments. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

†All Fund assets referenced are Total Net Assets as of June 30, 2010.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The S-Network Global Gaming IndexSM (WAGRT), a trademark of Stowe Global Indexes LLC, is licensed for use by Van Eck Associates Corporation. Stowe Global Indexes LLC neither sponsors or endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of WAGRT or results to be obtained by any person using WAGRT in connection with trading the Fund. WAGRT is calculated and maintained by Standard & Poor’s Custom Indices, which neither sponsors nor endorses the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]	The S-Network Global Gaming Index (WAGRT) is a rules-based, modified-capitalization-weighted, float-adjusted index comprised of publicly traded companies engaged in the global gaming industry.

[2]

The Fund is passively managed and may not hold each WAGRT component in the same weighting as WAGRT and is subject to certain expenses that WAGRT is not. The Fund thus may not exactly replicate the performance of WAGRT.

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

Top Ten Holdings*
(unaudited)

Las Vegas Sands Corp.	8.5%
Wynn Resorts Ltd.	6.5%
Genting BHD	6.2%
International Game Technology	5.8%
Sands China Ltd.	4.4%
TABCORP Holdings Ltd.	4.0%
Crown Ltd.	3.9%
Resorts World BHD	3.5%
OPAP S.A.	3.3%
Sankyo Co Ltd.	3.0%

As of June 30, 2010.
*	Percentage of net assets.
**	Percentage of investments.
Portfolio is subject to change.

GAMING ETF

BJK PERFORMANCE RECORD June 30, 2010 (unaudited)

	Total Return
	Share Price	NAV	WAGRT

Year to Date	(3.16)%	(3.26)%	(2.81)%
One Year	12.86%	12.03%	13.13%
Life* (annualized)	(19.07)%	(18.91)%	(17.49)%
Life* (cumulative)	(40.30)%	(40.01)%	(37.42)%

*since 1/22/08

Gross Expense Ratio 0.64% / Net Expense Ratio 0.64%
The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year until at least May 1, 2011. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/22/08) to the first day of secondary market trading in shares of the Fund (1/24/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

[This page intentionally left blank.]

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES
(unaudited)

Hypothetical $1,000 investment at beginning of period
As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 to June 30, 2010.

Actual Expenses
The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During Period* January 1, 2010- June 30, 2010

Africa Index ETF
Actual	$1,000.00	$984.40	0.83%	$4.08
Hypothetical**	$1,000.00	$1,020.68	0.83%	$4.16

Brazil Small-Cap ETF
Actual	$1,000.00	$907.00	0.66%	$3.14
Hypothetical**	$1,000.00	$1,021.50	0.66%	$3.33

Egypt Index ETF***
Actual	$1,000.00	$826.00	0.93%	$3.13
Hypothetical**	$1,000.00	$1,014.93	0.93%	$3.45

Gulf States Index ETF
Actual	$1,000.00	$976.40	0.98%	$4.82
Hypothetical**	$1,000.00	$1,019.92	0.98%	$4.92

Indonesia Index ETF
Actual	$1,000.00	$1,166.40	0.61%	$3.28
Hypothetical**	$1,000.00	$1,021.76	0.61%	$3.06

Latin America
Small-Cap Index ETF***
Actual	$1,000.00	$936.60	0.63%	$1.42
Hypothetical**	$1,000.00	$1,010.18	0.63%	$1.47

Poland ETF
Actual	$1,000.00	$826.00	0.74%	$3.33
Hypothetical**	$1,000.00	$1,021.14	0.74%	$3.69

Russia ETF
Actual	$1,000.00	$907.60	0.67%	$3.19
Hypothetical**	$1,000.00	$1,021.45	0.67%	$3.38

Vietnam ETF
Actual	$1,000.00	$988.10	0.95%	$4.70
Hypothetical**	$1,000.00	$1,020.07	0.95%	$4.78

Environmental Services ETF
Actual	$1,000.00	$977.30	0.55%	$2.70
Hypothetical**	$1,000.00	$1,022.07	0.55%	$2.76

Gaming ETF
Actual	$1,000.00	$967.40	0.64%	$3.14
Hypothetical**	$1,000.00	$1,021.60	0.64%	$3.23

*

Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2010) multiplied by the average account value over the period, multiplied by 181 and divided by 365 (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses.
***

Egypt Index ETF and Latin America Small-Cap Index ETF commenced operations on February 16, 2010 and April 6, 2010, respectively. Expenses are equal to the Fund’s annualized expense ratio (for the period of commencement of operations to June 30, 2010), multiplied by the average account value over the period, multiplied by the number of days from inception (134 days for Egypt Index ETF and 85 days for Latin America Small-Cap Index ETF) to June 30, 2010, and divided by 365 (to reflect the period from commencement).

AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS
June 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Angola: 1.0%
36,334	Acergy S.A. (NOK) #	$538,343

Australia: 1.1%
108,085	Paladin Energy Ltd. * #	322,949
31,918	Riversdale Mining Ltd. * #	279,737

		602,686

Canada: 5.3%
117,480	Equinox Minerals Ltd. *	412,366
16,012	First Quantum Minerals Ltd.	806,891
45,225	Red Back Mining, Inc. *	1,145,254
53,500	Semafo, Inc. *	405,284

		2,769,795

Egypt: 18.8%
180,604	Commercial International Bank #	2,114,291
191,902	Egyptian Financial Group-Hermes Holding #	968,013
453,667	Egyptian Kuwaiti Holding Co. (USD) #	686,410
130,543	Ezz Steel * #	398,329
19,102	Egyptian Co. for Mobil Services #	561,041
56,689	Orascom Construction Industries #	2,231,752
1,799,067	Orascom Telecom Holding SAE #	1,547,505
591,664	Talaat Moustafa Group * #	753,544
233,839	Telecom Egypt #	640,538

		9,901,423

Kenya: 1.4%
2,539,450	Equity Bank Ltd. #	749,033

Kuwait: 3.9%
540,500	Mobile Telecommunications Co. K.S.C. #	2,068,850

Morocco: 12.6%
51,912	Attijariwafa Bank	1,762,699
43,898	Banque Marocaine du Commerce Exterieur	1,059,642
74,369	Douja Promotion Groupe Addoha S.A.	992,723
114,551	Maroc Telecom #	1,883,697
5,226	ONA S.A. (Omnium Nord Africain) #	923,325

		6,622,086

Nigeria: 17.2%
22,379,520	First Bank of Nigeria PLC	1,967,545
15,991,219	Guaranty Trust Bank PLC	1,777,395
5,186,500	Nigerian Breweries PLC	2,181,239
16,016,061	United Bank for Africa PLC	1,152,558
21,532,109	Zenith Bank Ltd.	1,983,599

		9,062,336

South Africa: 29.3%
57,264	ABSA Group Ltd. #	903,006
6,615	Anglo Platinum Ltd. * #	624,824
34,886	AngloGold Ashanti Ltd. #	1,507,451
84,438	Aquarius Platinum Ltd. (GBP) #	409,135
31,674	Bidvest Group Ltd. #	501,881
231,252	FirstRand Ltd. #	541,936
63,170	Gold Fields Ltd. #	848,186
34,437	Harmony Gold Mining Co. Ltd. #	367,309
56,989	Impala Platinum Holdings Ltd. #	1,327,958
102,437	MTN Group Ltd. #	1,344,064
26,413	Naspers Ltd. #	890,538
1,127,369	Old Mutual PLC (GBP) #	1,728,365

See Notes to Financial Statements

Number of Shares		Value

South Africa: (continued)
43,667	Remgro Ltd. #	$537,854
162,953	Sanlam Ltd. #	483,750
41,733	Sasol Ltd. #	1,484,372
112,233	Standard Bank Group Ltd. #	1,490,118
55,344	Vodacom Group Ltd. #	421,389

		15,412,136

United Kingdom: 8.9%
176,893	Afren PLC * #	223,685
28,745	African Minerals Ltd. * #	153,878
17,913	Randgold Resources Ltd. (ADR)	1,697,257
175,143	Tullow Oil PLC #	2,608,793

		4,683,613

United States: 0.4%
51,134	Golden Star Resources Ltd. (CAD) *	226,161

Total Common Stocks
(Cost: $52,893,950)		52,636,462

MONEY MARKET FUND: 0.1%
(Cost: $39,595)
39,595	Dreyfus Government Cash Management Fund	39,595

Total Investments: 100.0%
(Cost: $52,933,545)		52,676,057
Liabilities in excess of other assets: (0.0)%		(22,503)

NET ASSETS: 100.0%		$52,653,554

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
NOK	Norwegian Krone
USD	United States Dollar
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $35,065,849 which represents 66.6% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	20.2%	$10,653,233
Communications	17.8	9,357,622
Consumer, Non-cyclical	4.1	2,181,239
Diversified	5.0	2,649,469
Energy	9.8	5,134,930
Financial	38.8	20,428,217
Industrial	4.2	2,231,752
Money Market Fund	0.1	39,595

	100.0%	$52,676,057

See Notes to Financial Statements

AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

The summary of inputs used to value investments as of June 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Angola	$–	$538,343	$–	$538,343
Australia	–	602,686	–	602,686
Canada	2,769,795	–	–	2,769,795
Egypt	–	9,901,423	–	9,901,423
Kenya	–	749,033	–	749,033
Kuwait	–	2,068,850	–	2,068,850
Morocco	3,815,064	2,807,022	–	6,622,086
Nigeria	9,062,336	–	–	9,062,336
South Africa	–	15,412,136	–	15,412,136
United Kingdom	1,697,257	2,986,356	–	4,683,613
United States	226,161	–	–	226,161

Money Market Fund	39,595	–	–	39,595

Total	$17,610,208	$35,065,849	$–	$52,676,057

See Notes to Financial Statements

BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
June 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 76.2%
Basic Materials: 5.6%
1,038,376	Jaguar Mining, Inc. (CAD) *	$9,217,654
4,285,841	Mirabela Nickel Ltd. (AUD) * † #	7,214,430
3,338,284	MMX Mineracao e Metalicos S.A. *	19,530,349

		35,962,433

Communications: 1.6%
647,250	Cia Global Do Varejo	10,599,839

Consumer, Cyclical: 16.2%
2,735,550	Brookfield Incorporacoes S.A.	11,821,213
616,250	Cia Hering S.A.	16,046,399
417,500	Drogasil S.A.	7,979,917
1,646,550	Even Construtora e Incorporadora S.A.	5,938,527
1,020,450	Grendene S.A.	4,381,433
605,200	Iochpe Maxion S.A.	5,693,239
1,654,550	Lojas Renner S.A.	45,291,588
321,750	Positivo Informatica S.A.	2,978,638
671,150	Tecnisa S.A.	3,197,723

		103,328,677

Consumer, Non-cyclical: 16.0%
1,206,450	Acucar Guarani S.A. *	2,539,895
1,712,200	Amil Participacoes S.A.	13,896,803
1,538,252	Cosan Ltd. (Class A) (USD) *	14,367,274
3,116,550	Diagnosticos da America S.A.	29,318,016
288,430	Estacio Participacoes S.A.	3,211,880
605,900	Fleury S.A. *	6,686,719
1,341,550	Localiza Rent a Car S.A.	15,437,116
558,100	Mills Estruturas e Servicos de Engenharia S.A. *	4,232,903
327,250	Obrascon Huarte Lain Brasil S.A.	7,596,551
644,300	SLC Agricola S.A.	4,747,474

		102,034,631

Energy: 1.5%
9,548,600	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. *	4,496,571
414,700	Lupatech S.A. *	4,854,632

		9,351,203

Financial: 23.4%
1,957,600	BR Malls Participacoes S.A.	25,725,358
1,816,300	BR Properties S.A.	12,678,881
2,246,300	Brasil Brokers Participacoes S.A.	7,292,697
2,733,350	CETIP S.A. - Balcao Organizado de Ativos e Derivativos	21,639,652
3,771	CETIP S.A. - Balcao Organizado de Ativos e Derivativos - Receipt * #	29,687
597,450	EZ TEC Empreendimentos e Participacoes S.A.	2,740,657
5,475,200	Gafisa S.A.	32,851,200
1,753,440	GP Investments Ltd. (BDR) *	5,848,038
494,800	Iguatemi Empresa de Shopping Centers S.A.	8,648,720
1,099,550	JHSF Participacoes S.A.	1,596,023
426,650	Odontoprev S.A.	14,749,562
2,133,700	Rossi Residencial S.A.	15,402,832

		149,203,307

Industrial: 3.3%
597,500	Login Logistica Intermodal S.A. *	2,217,867
3,186,165	Magnesita Refratarios S.A. *	18,869,864

		21,087,731

See Notes to Financial Statements

BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

Technology: 5.1%
1,207,900	Tivit Terceirizacao de Tecnologia e Servicos S.A.	$12,112,460
283,250	Totvs S.A.	20,767,482

		32,879,942

Utilities: 3.5%
735,550	Cia de Saneamento de Minas Gerais-COPA S.A.	10,187,673
677,300	Equatorial Energia S.A.	6,060,052
556,650	MPX Energia S.A. *	6,084,601

		22,332,326

Total Common Stocks
(Cost: $453,150,013)		486,780,089

PREFERRED STOCKS: 23.8%
Basic Materials: 2.7%
551,400	Cia de Ferro Ligas da Bahia	3,238,138
4,974,800	Klabin S.A.	13,918,416

		17,156,554

Consumer, Cyclical: 5.7%
1,714,600	Marcopolo S.A.	8,938,718
1,450,300	Randon Participacoes S.A.	8,131,322
1,213,450	Sao Paulo Alpargatas S.A.	5,176,491
1,021,950	Tam S.A.	14,228,035

		36,474,566

Consumer, Non-cyclical: 5.5%
1,665,250	Anhanguera Educacional Participacoes S.A.	24,909,557
318,600	Contax Participacoes S.A.	3,812,609
847,050	Kroton Educacional S.A. *	6,264,885

		34,987,051

Financial: 6.3%
644,350	Banco ABC Brasil S.A.	4,355,163
2,146,900	Banco do Estado do Rio Grande do Sul S.A. (Class A)	15,260,237
830,100	Banco Industrial e Comercial S.A.	5,422,094
656,350	Banco Panamericano S.A.	3,109,026
509,050	Sul America S.A.	12,084,650

		40,231,170

Industrial: 1.2%
2,874,350	Confab Industrial S.A.	7,834,793

Utilities: 2.4%
312,100	Centrais Eletricas de Santa Catarina S.A.	5,922,119
242,700	Cia de Gas de Sao Paulo	4,685,925
305,850	Cia Energetica do Ceara	4,380,179

		14,988,223

Total Preferred Stocks
(Cost: $139,655,311)		151,672,357

Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $592,805,324)		638,452,446

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.0%
(Cost: $462,000)
462,000	Dreyfus Government Cash Management Fund	462,000

Total Investments: 100.0%
(Cost: $593,267,324)		638,914,446
Liabilities in excess of other assets: (0.0)%		(316,649)

NET ASSETS: 100.0%		$638,597,797

See Notes to Financial Statements

AUD	Australian Dollar
BDR	Brazilian Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $423,216.

#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $7,244,117 which represents 1.1% of net assets.

The summary of inputs used to value investments as of June 30, 2010 is as follows:
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Basic Materials	$28,748,003	$7,214,430	$–	$35,962,433
Communications	10,599,839	–	–	10,599,839
Consumer, Cyclical	103,328,677	–	–	103,328,677
Consumer, Non-cyclical	102,034,631	–	–	102,034,631
Energy	9,351,203	–	–	9,351,203
Financial	149,173,620	29,687	–	149,203,307
Industrial	21,087,731	–	–	21,087,731
Technology	32,879,942	–	–	32,879,942
Utilities	22,332,326	–	–	22,332,326

Preferred Stocks:
Basic Materials	17,156,554	–	–	17,156,554
Consumer, Cyclical	36,474,566	–	–	36,474,566
Consumer, Non-cyclical	34,987,051	–	–	34,987,051
Financial	40,231,170	–	–	40,231,170
Industrial	7,834,793	–	–	7,834,793
Utilities	14,988,223	–	–	14,988,223

Money Market Fund	462,000	–	–	462,000

Total	$631,670,329	$7,244,117	$–	$638,914,446

Other Financial Instruments, net*	$–	$(11,106)	$–	$(11,106)

* Other financial instruments include forward foreign currency contracts

See Notes to Financial Statements

EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS
June 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Basic Materials: 10.2%
14,681	Egyptian Financial & Industrial Co. * #	$42,286
48,316	Ezz Steel * #	147,428
74,836	Sidi Kerir Petrochemicals Co. #	156,751

		346,465

Communications: 16.8%
5,144	Egyptian Co. for Mobil Services #	151,083
289,455	Orascom Telecom Holding SAE #	248,981
61,782	Telecom Egypt #	169,235

		569,299

Consumer, Cyclical: 1.8%
61,047	Arab Cotton Ginning Co. * #	34,675
13,878	Nile Cotton Ginning Co. * #	28,182

		62,857

Consumer, Non-cyclical: 5.0%
69,510	Centamin Egypt Ltd. (GBP) * #	169,713

Diversified: 5.7%
128,325	Egyptian Kuwaiti Holding Co. #	194,159

Energy: 3.0%
32,248	Maridive & Oil Services SAE #	100,892

Financial: 42.2%
25,484	Cairo Housing & Development Co. SAE #	20,257
149,161	Citadel Capital Corp. * #	162,471
20,401	Commercial International Bank #	238,830
38,235	Egyptian Financial Group-Hermes Holding #	192,870
132,268	Egyptian for Tourism Resorts * #	43,109
24,342	Heliopolis Housing #	108,642
22,542	Medinet Nasr Housing #	120,179
70,757	Naeem Holding * #	30,071
171,113	Palm Hills Developments SAE * #	145,244
66,300	Pioneers Holding #	40,175
8,296	Six of October Development & Investment Co. * #	120,141
167,944	Talaat Moustafa Group * #	213,894

		1,435,883

Industrial: 15.2%
148,098	Egyptian Electrical Cables #	24,127
14,235	ElSwedy Cables Holding Co. * #	165,759
7,322	Orascom Construction Industries #	288,255
42,466	South Valley Cement Co. * #	39,601

		517,742

Total Common Stocks
(Cost: $4,171,704)		3,397,010

MONEY MARKET FUND: 1.2%
(Cost: $39,214)
39,214	Dreyfus Government Cash Management Fund	39,214

Total Investments: 101.1%
(Cost: $4,210,918)		3,436,224
Liabilities in excess of other assets: (1.1)%		(37,585)

NET ASSETS: 100.0%		$3,398,639

GBP	British Pound
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $3,397,010 which represents 99.95% of net assets.

See Notes to Financial Statements

The summary of inputs used to value investments as of June 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$–	$3,397,010	$–	$3,397,010
Money Market Fund	39,214	–	–	39,214

Total	$39,214	$3,397,010	$–	$3,436,224

* See Schedule of Investments for security type and industry sector breakouts.

See Notes to Financial Statements

GULF STATES INDEX ETF

SCHEDULE OF INVESTMENTS
June 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Bahrain: 4.3%
568,906	Ahli United Bank B.S.C. #	$349,149
308,275	Al-Salam Bank B.S.C. #	62,752
201,730	Gulf Finance House E.C. * #	26,061

		437,962

Iraq: 1.5%
137,500	DNO International ASA (NOK) * #	150,463

Kuwait: 42.2%
155,000	Boubyan Bank K.S.C. * #	257,410
95,000	Boubyan Petrochemicals Co. #	159,257
126,113	Burgan Bank * #	136,269
135,000	Commercial Bank of Kuwait * #	429,521
220,000	Gulf Bank K.S.C. *	305,608
65,000	Investment Dar Co. K.S.C. * #	8,001
244,714	Kuwait Finance House #	820,106
97,125	Kuwait Investment Projects Co. K.S.C.C.	108,268
212,500	Mobile Telecommunications Co. K.S.C. #	813,378
202,525	National Bank of Kuwait S.A.K.	805,793
260,000	National Industries Group (Holding) S.A. * #	217,722
60,000	National Investments Co. K.S.C.C. * #	61,494
105,000	National Real Estate Co. S.A.K. * #	44,452
140,000	Public Warehousing Co. K.S.C. #	150,586

		4,317,865

Oman: 5.1%
143,231	Bank Muscat S.A.O.G. #	293,075
48,848	Oman Telecommunications Co. #	146,319
42,870	Renaissance Services S.A.O.G. #	81,142

		520,536

Qatar: 25.3%
19,710	Barwa Real Estate Co. Q.S.C. #	154,409
12,311	Commercial Bank of Qatar #	222,576
79,778	Masraf Al Rayan Q.S.C. * #	309,661
5,428	Qatar Electricity & Water Co. Q.S.C. #	153,698
30,394	Qatar Gas Transport Co. Ltd. (Nakilat) #	153,478
11,756	Qatar Islamic Bank S.A.Q. #	227,142
21,246	Qatar National Bank S.A.Q. #	780,818
8,599	Qatar Telecom (QTel) Q.S.C. #	383,408
91,768	Vodafone Qatar QSC * #	201,673

		2,586,863

United Arab Emirates: 21.7%
261,063	Abu Dhabi Commercial Bank * #	107,124
496,440	Air Arabia PJSC #	114,707
223,865	Aldar Properties PJSC #	165,002
127,229	Arabtec Holding Co. PJSC * #	58,658
702,102	Dana Gas PJSC * #	124,784
828,889	DP World Ltd. #	363,257
347,361	Dubai Financial Market PJSC #	132,622
123,700	Dubai Islamic Bank #	64,905
648,522	Emaar Properties PJSC * #	528,879
44,777	First Gulf Bank PJSC #	181,134
129,810	National Bank of Abu Dhabi PJSC #	383,659

		2,224,731

Total Common Stocks
(Cost: $12,542,312)		10,238,420

See Notes to Financial Statements

Principal Amount		Value

CONVERTIBLE BOND (Oman): 0.1%
(Cost: $4,373)
$1,683	Bank Muscat S.A.O.G. 7.00%, 03/20/14 #	$4,344

Number of Shares

MONEY MARKET FUND: 0.9%
(Cost: $93,589)
93,589	Dreyfus Government Cash Management Fund	93,589

Total Investments: 101.1%
(Cost: $12,640,274)		10,336,353
Liabilities in excess of other assets: (1.1)%		(111,168)

NET ASSETS: 100.0%		$10,225,185

NOK	Norwegian Krone
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $9,023,095 which represents 88.2% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	1.5%	$159,257
Communications	14.9	1,544,778
Consumer, Cyclical	2.6	265,293
Consumer, Non-cyclical	3.5	363,257
Diversified	1.0	108,268
Energy	3.5	356,389
Financial	66.4	6,861,966
Industrial	2.7	276,380
Utilities	3.0	307,176
Money Market Fund	0.9	93,589

	100.0%	$10,336,353

The summary of inputs used to value investments as of June 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Bahrain	$–	$437,962	$–	$437,962
Iraq	–	150,463	–	150,463
Kuwait	1,219,669	3,090,195	8,001	4,317,865
Oman	–	520,536	–	520,536
Qatar	–	2,586,863	–	2,586,863
United Arab Emirates	–	2,224,731	–	2,224,731

Convertible Bond:
Oman	–	4,344	–	4,344

Money Market Fund	93,589	–	–	93,589

Total	$1,313,258	$9,015,094	$8,001	$10,336,353

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2010:

Balance as of 12/31/09	$–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	–
Net purchases (sales)	–
Transfers in and/or out of level 3	8,001

Balance as of 6/30/10	$8,001

See Notes to Financial Statements

INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS
June 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Basic Materials: 4.9%
24,128,500	Aneka Tambang Tbk PT #	$5,090,441
29,446,000	Delta Dunia Makmur Tbk PT * #	3,186,701
18,584,000	Indah Kiat Pulp and Paper Corp. Tbk PT * #	3,752,819
15,081,000	International Nickel Indonesia Tbk PT #	6,156,754

		18,186,715

Communications: 9.2%
11,782,000	Indosat Tbk PT #	6,387,832
805,644	Telekomunikasi Indonesia Tbk PT (ADR)	27,577,195

		33,965,027

Consumer, Cyclical: 8.5%
5,937,000	Astra International Tbk PT #	31,368,066

Consumer, Non-cyclical: 15.9%
3,754,500	Gudang Garam Tbk PT #	14,091,843
31,730,000	Indofood Sukses Makmur Tbk PT #	14,373,051
2,276,500	Astra Agro Lestari Tbk PT #	4,811,860
29,360,500	Kalbe Farma Tbk PT #	6,741,925
3,550,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	3,221,068
8,271,500	Unilever Indonesia Tbk PT #	15,423,783

		58,663,530

Energy: 15.4%
76,754,000	Adaro Energy Tbk PT #	16,671,300
87,156,500	Bumi Resources Tbk PT #	17,793,986
2,123,500	Indo Tambangraya Megah PT #	8,634,382
8,911,500	Medco Energi Internasional Tbk PT #	2,867,128
5,828,500	Tambang Batubara Bukit Asam Tbk PT #	10,993,145

		56,959,941

Financial: 25.9%
40,747,500	Bank Central Asia Tbk PT #	26,512,398
20,060,372	Bank Danamon Indonesia Tbk PT #	11,848,253
32,922,000	Bank Mandiri PT #	21,572,737
83,783,000	Lippo Karawaci Tbk PT * #	4,610,256
26,494,000	Bank Negara Indonesia (Persero) Tbk PT #	6,810,596
23,839,500	Bank Rakyat Indonesia Tbk PT #	24,203,257

		95,557,497

Industrial: 14.2%
487,701,500	Bakrie and Brothers Tbk PT * #	3,022,046
9,454,500	Indocement Tunggal Prakarsa Tbk PT #	16,342,948
17,200,500	Semen Gresik Persero Tbk PT #	16,491,092
8,065,500	United Tractors Tbk PT #	16,531,413

		52,387,499

Utilities: 5.9%
51,100,500	Perusahaan Gas Negara PT #	21,662,546

Total Common Stocks
(Cost: $327,939,139)		368,750,821

Total Investments: 99.9%
(Cost: $327,939,139)		368,750,821
Other assets less liabilities: 0.1%		226,377

NET ASSETS: 100.0%		$368,977,198

ADR	American Depositary Receipt
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $341,173,626 which represents 92.5% of net assets.

See Notes to Financial Statements

The summary of inputs used to value investments as of June 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Basic Materials	$–	$18,186,715	$–	$18,186,715
Communications	27,577,195	6,387,832	–	33,965,027
Consumer, Cyclical	–	31,368,066	–	31,368,066
Consumer, Non-cyclical	–	58,663,530	–	58,663,530
Energy	–	56,959,941	–	56,959,941
Financial	–	95,557,497	–	95,557,497
Industrial	–	52,387,499	–	52,387,499
Utilities	–	21,662,546	–	21,662,546

Total	$27,577,195	$341,173,626	$–	$368,750,821

Other Financial Instruments, net*	$–	$(3,589)	$–	$(3,589)

* Other financial instruments include forward foreign currency contracts

See Notes to Financial Statements

LATIN AMERICA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS
June 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 87.5%
Argentina: 1.2%
1,137	Banco Macro S.A. (ADR)	$33,485
1,248	Grupo Financiero Galicia S.A. (ADR) *	7,113

		40,598

Australia: 0.8%
10,067	Andean Resources Ltd. (CAD) *	29,126

Brazil: 41.3%
5,750	Acucar Guarani S.A. *	12,105
3,150	American Banknote S.A.	26,003
8,700	BR Properties S.A.	60,731
10,800	Brasil Brokers Participacoes S.A.	35,063
45,700	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. *	21,521
13,150	Brookfield Incorporacoes S.A.	56,825
3,000	Cia Hering S.A.	78,116
14,900	Diagnosticos da America S.A.	140,167
2,000	Drogasil S.A.	38,227
3,200	Equatorial Energia S.A.	28,632
5,050	Eternit S.A.	23,669
7,900	Even Construtora e Incorporadora S.A.	28,493
2,850	EZ TEC Empreendimentos e Participacoes S.A.	13,074
2,900	Fleury S.A. *	32,004
4,850	Grendene S.A.	20,824
2,400	Iguatemi Empresa de Shopping Centers S.A.	41,950
2,600	Industrias Romi S.A.	16,176
9,600	Inpar S.A. *	14,573
2,900	Iochpe Maxion S.A.	27,281
5,250	JHSF Participacoes S.A.	7,621
2,200	Julio Simoes Logistica S.A. *	9,994
6,400	Localiza Rent a Car S.A.	73,644
2,850	Login Logistica Intermodal S.A. *	10,579
1,400	LPS Brasil Consultoria de Imoveis S.A.	17,824
2,000	Lupatech S.A. *	23,413
15,250	Magnesita Refratarios S.A. *	90,317
2,700	Mills Estruturas e Servicos de Engenharia S.A. *	20,478
2,150	Minerva S.A. *	8,124
20,525	Mirabela Nickel Ltd. (AUD) * #	34,550
2,700	MPX Energia S.A. *	29,513
1,550	Obrascon Huarte Lain Brasil S.A.	35,981
2,000	Odontoprev S.A.	69,141
4,700	Plascar Participacoes Industrais S.A. *	9,218
1,500	Positivo Informatica S.A.	13,886
1,500	Rodobens Negocios Imobiliarios S.A.	9,765
10,200	Rossi Residencial S.A.	73,632
3,050	SLC Agricola S.A.	22,474
1,350	Tegma Gestao Logistica	11,398
5,800	Tivit Terceirizacao de Tecnologia e Servicos S.A.	58,161
1,350	Totvs S.A.	98,980

		1,444,127

Canada: 11.9%
7,277	Alamos Gold, Inc.	111,628
47,595	Alange Energy Corp. *	15,648
9,480	Aura Minerals, Inc. *	35,888
14,908	B2Gold Corp. *	23,107
11,831	Capstone Mining Corp. *	24,005
3,217	Exeter Resource Corp. (USD) *	20,267
5,786	First Majestic Silver Corp. *	23,263
3,959	Gammon Gold, Inc. (USD) *	21,616

See Notes to Financial Statements

Number of Shares		Value

Canada: (continued)
15,185	Gran Tierra Energy, Inc. (USD) *	$75,318
1,793	MAG Silver Corp. (USD) *	10,901
1,881	Minefinders Corp. (USD) *	16,760
5,059	Ventana Gold Corp. *	37,780

		416,181

Chile: 11.1%
64,943	Cia Sudamericana de Vapores S.A. *	58,402
16,137	Empresas La Polar S.A.	87,770
27,951	Inversiones Aguas Metropolitanas S.A.	34,603
120,144	Masisa S.A. *	15,894
39,012	Ripley Corp. S.A.	41,993
15,600	Salfacorp S.A.	33,854
1,700,468	Sociedad de Inversiones Oro Blanco S.A.	23,045
23,556	Sonda S.A.	37,531
26,706	Vina Concha y Toro S.A.	55,510

		388,602

Mexico: 17.6%
39,000	Alsea S.A.B. de C.V.	36,458
46,750	Axtel S.A.B. de C.V. *	27,472
34,700	Bolsa Mexicana de Valores S.A.B. de C.V.	54,520
17,050	Cia Minera Autlan S.A.B. de C.V. *	35,424
71,100	Consorcio ARA S.A.B. de C.V.	42,386
29,050	Corp GEO SAB de C.V. *	77,516
6,750	Desarrolladora Homex S.A.B. de C.V. *	28,366
26,750	Empresas ICA S.A.B. de C.V. *	63,064
3,700	Gruma, S.A. de C.V. (Class B) *	5,599
10,650	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	16,675
1,243	Grupo Aeroportuario del Sureste S.A.B. de C.V. (ADR)	56,606
26,250	Grupo Famsa S.A.B. de C.V. *	42,014
13,300	Grupo Simec S.A.B. de C.V. *	31,160
188,000	TV Azteca S.A. de C.V.	99,429

		616,689

United Kingdom: 1.6%
3,173	Silver Standard Resources, Inc. (USD) *	56,638

United States: 2.0%
6,366	BPZ Resources, Inc. *	26,419
4,973	Jaguar Mining, Inc. (CAD) *	44,145

		70,564

Total Common Stocks
(Cost: $3,309,905)		3,062,525

PREFERRED STOCKS: 12.7%
Brazil: 12.2%
8,000	Anhanguera Educacional Participacoes S.A.	119,668
3,100	Banco ABC Brasil S.A.	20,953
3,650	Banco Daycoval S.A.	17,795
3,950	Banco Industrial e Comercial S.A.	25,801
3,150	Banco Panamericano S.A.	14,921
1,500	Centrais Eletricas de Santa Catarina S.A.	28,463
2,600	Cia de Ferro Ligas da Bahia	15,269
13,794	Confab Industrial S.A.	37,599
1,500	Contax Participacoes S.A.	17,950
8,200	Marcopolo S.A.	42,749
6,900	Randon Participacoes S.A.	38,686
5,800	Sao Paulo Alpargatas S.A.	24,742
1,050	Saraiva S.A. Livreiros Editores	21,698

		426,294

See Notes to Financial Statements

LATIN AMERICA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

Mexico: 0.5%
20,350	Controladora Comercial Mexicana S.A.B. de C.V. *	$18,567

Total Preferred Stocks
(Cost: $453,328)		444,861

MONEY MARKET FUND: 0.1%
(Cost: $1,336)
1,336	Dreyfus Government Cash Management Fund	1,336

Total Investments: 100.3%
(Cost: $3,764,569)		3,508,722
Liabilities in excess of other assets: (0.3)%		(8,854)

NET ASSETS: 100.0%		$3,499,868

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
USD	United States Dollar
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $34,550 which represents 1.0% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	16.8%	$587,421
Communications	4.2	148,599
Consumer, Cyclical	18.5	648,237
Consumer, Non-cyclical	16.2	569,707
Energy	4.6	162,318
Financial	15.4	541,005
Industrial	15.2	534,217
Technology	5.6	194,671
Utilities	3.5	121,210
Money Market Fund	0.0	1,337

	100.0%	$3,508,722

The summary of inputs used to value investments as of June 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Argentina	$40,598	$–	$–	$40,598
Australia	29,126	–	–	29,126
Brazil	1,409,577	34,550	–	1,444,127
Canada	416,181	–	–	416,181
Chile	388,602	–	–	388,602
Mexico	616,689	–	–	616,689
United Kingdom	56,638	–	–	56,638
United States	70,564	–	–	70,564

Preferred Stocks:
Brazil	426,294	–	–	426,294
Mexico	18,567	–	–	18,567

Money Market Fund	1,336	–	–	1,336

Total	$3,474,172	$34,550	$–	$3,508,722

See Notes to Financial Statements

POLAND ETF

SCHEDULE OF INVESTMENTS
June 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.8%
Basic Materials: 6.9%
68,729	KGHM Polska Miedz S.A. #	$1,783,373

Communications: 11.5%
24,817	Agora S.A. * #	168,098
33,439	Cyfrowy Polsat S.A. * #	139,665
248,478	Netia S.A. * #	346,684
354,894	Telekomunikacja Polska S.A. #	1,495,432
173,235	TVN S.A. #	811,154

		2,961,033

Consumer, Cyclical: 1.2%
19,518	NG2 S.A. #	311,454

Consumer, Non-cyclical: 10.0%
4,127,294	Bioton S.A. * #	243,454
51,250	Central European Distribution Corp. (USD) *	1,095,725
134,767	Jeronimo Martins, SGPS, S.A. #	1,236,834

		2,576,013

Energy: 14.0%
72,153	Grupa LOTOS S.A. * #	610,604
161,479	Polski Koncern Naftowy Orlen S.A. * #	1,680,148
1,362,696	Polskie Gornictwo Naftowe I Gazownictwo S.A. #	1,320,889

		3,611,641

Financial: 39.1%
38,611	Bank Handlowy w Warszawie S.A. #	841,639
487,547	Bank Millennium S.A. * #	611,660
45,206	Bank Pekao S.A. #	2,070,866
20,998	Bank Zachodni WBK S.A. #	1,193,985
17,432	BRE Bank S.A. * #	1,160,459
2,590	BRE Bank S.A. — Allotment Shares *	169,489
370,528	Getin Holding S.A. * #	1,032,499
147,806	Globe Trade Centre S.A. * #	1,010,268
189,520	PKO Bank Polski S.A. #	2,030,597

		10,121,462

Industrial: 8.0%
12,373	Budimex S.A. #	319,226
86,964	Cersanit S.A. * #	349,366
11,828	PBG S.A. #	727,916
532,424	Polimex-Mostostal S.A. #	685,223

		2,081,731

Technology: 4.4%
71,515	Asseco Poland S.A. #	1,135,529

Utilities: 5.7%
238,792	Polska Grupa Energetyczna S.A. * #	1,476,983

Total Common Stocks
(Cost: $30,061,781)		26,059,219

Total Investments: 100.8%
(Cost: $30,061,781)		26,059,219
Liabilities in excess of other assets: (0.8)%		(200,585)

NET ASSETS: 100.0%		$25,858,634

USD	United States Dollar
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $24,794,005 which represents 95.9% of net assets.

See Notes to Financial Statements

POLAND ETF

SCHEDULE OF INVESTMENTS
(continued)

The summary of inputs used to value investments as of June 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Basic Materials	$–	$1,783,373	$–	$1,783,373
Communications	–	2,961,033	–	2,961,033
Consumer, Cyclical	–	311,454	–	311,454
Consumer, Non-cyclical	1,095,725	1,480,288	–	2,576,013
Energy	–	3,611,641	–	3,611,641
Financial	169,489	9,951,973	–	10,121,462
Industrial	–	2,081,731	–	2,081,731
Technology	–	1,135,529	–	1,135,529
Utilities	–	1,476,983	–	1,476,983

Total	$1,265,214	$24,794,005	$–	$26,059,219

Other Financial Instruments, net*	$–	$(1,566)	$–	$(1,566)

* Other financial instruments include forward foreign currency contracts

See Notes to Financial Statements

RUSSIA ETF

SCHEDULE OF INVESTMENTS
June 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.5%
Basic Materials: 19.1%
1,497,653	Evraz Group S.A. (GDR) * † # Reg S	$34,929,851
4,931,932	JSC MMC Norilsk Nickel (ADR) #	70,689,860
2,941,332	Magnitogorsk Iron & Steel Works (GDR) # Reg S	26,866,241
1,424,436	Mechel OAO (ADR)	25,839,269
2,050,816	Novolipetsk Steel (GDR) #	52,536,494
1,366,614	Polymetal (GDR) * # Reg S	17,043,658
1,304,610	Polyus Gold Co. (ADR) #	35,585,624
3,448,250	Severstal (GDR) * # Reg S	33,227,895
1,453,892	Uralkali (GDR) # Reg S	25,876,470

		322,595,362

Communications: 12.1%
1,430,153	Comstar United TeleSystems (GDR) * # Reg S	8,653,763
533,366	CTC Media, Inc. (USD)	7,701,805
3,410,476	Mobile TeleSystems OJSC (ADR) *	65,344,720
2,493,523	Rostelecom #	8,925,940
1,651,064	Sistema JSFC (GDR) # Reg S	38,457,435
110,523,009	Uralsvyazinform #	3,580,945
4,457,049	VimpelCom Ltd. (ADR) *	72,115,053

		204,779,661

Consumer, Non-cyclical: 4.7%
1,522,315	Magnit OAO (GDR) * # Reg S	26,096,420
517,288	Pharmstandard (GDR) * # Reg S	11,259,852
602,251	Wimm-Bill-Dann Foods OJSC (ADR)	10,720,068
929,299	X5 Retail Group N.V. (GDR) * # Reg S	31,186,446

		79,262,786

Energy: 39.9%
3,244,845	Gazprom Neft OAO (ADR) † #	60,268,927
619,920	Intergra Group (GDR) * # Reg S	1,376,272
2,622,052	Lukoil (ADR) #	134,391,173
1,038,998	Novatek OAO (GDR) # Reg S	74,057,643
6,909,093	OAO Gazprom (ADR) #	130,086,427
2,671,811	Raspadskaya * #	10,719,279
20,291,020	Rosneft Oil Co. (GDR) * #	123,739,084
11,888,223	Surgutneftegaz (ADR) #	103,725,221
1,242,537	Tatneft (ADR) #	34,679,341

		673,043,367

Financial: 13.6%
1,687,884	PIK Group (GDR) *	5,738,806
59,480,334	Sberbank RF #	142,904,417
16,787,763	VTB Bank OJSC (GDR) # Reg S	80,645,962

		229,289,185

Industrial: 1.7%
541,122	Globaltrans Investment PLC (GDR) # Reg S	7,633,297
878,731	Novorossiysk Commercial Sea Port (GDR) * † # Reg S	9,516,906
746,823	OAO TMK (GDR) * # Reg S	11,036,385

		28,186,588

Utilities: 8.4%
4,222,617,341	Federal Grid Co. Unified Energy System JSC * #	44,675,291
140,440,537	IDGC Holding JSC * #	14,528,433
7,781,387,203	Inter RAO UES * #	11,438,639
7,410,870	Irkutsk Electric Grid Company Ltd. * # (a)	–
136,018,099	Mosenergo OAO #	12,727,758
152,764,272	OGK-1 OAO * #	5,473,544
112,014,227	OGK-2 OAO * #	5,227,368

See Notes to Financial Statements

RUSSIA ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

Utilities: (continued)
110,482,701	OGK-6 OAO * #	$3,859,161
9,228,694	RusHydro (ADR) * #	44,543,168

		142,473,362

Total Common Stocks
(Cost: $1,841,986,413)		1,679,630,311

MONEY MARKET FUND: 0.7%
(Cost: $11,724,774)
11,724,773	Dreyfus Government Cash Management Fund	11,724,773

Total Investments Before Collateral for Securities Loaned: 100.3%
(Cost: $1,853,711,187)		1,691,355,084

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 0.7%
755,388	Bank of New York Institutional Cash Reserve Series B # (b)	147,301
12,082,000	Dreyfus Government Cash Management Fund	12,082,000

Total Short-Term investments held as Collateral for Securities Loaned
(Cost: $12,837,388)		12,229,301

OTHER: 0.0%
(Cost: $0)
0	Capital Support Agreement # (b)	291,923

Total Investments: 100.9%
(Cost: $1,866,548,575)		1,703,876,308
Liabilities in excess of other assets: (0.9)%		(15,826,792)

NET ASSETS: 100.0%		$1,688,049,516

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total value of securities on loan is $12,212,031.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,492,609,814 which represents 88.4% of net assets.

Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	Illiquid, restricted private company received as a spinoff from Irkutskenergo.
(b)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of June 30, 2010.

See Notes to Financial Statements

The summary of inputs used to value investments as of June 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Basic Materials	$25,839,269	$296,756,093	$–	$322,595,362
Communications	145,161,578	59,618,083	–	204,779,661
Consumer, Non-cyclical	10,720,068	68,542,718	–	79,262,786
Energy	–	673,043,367	–	673,043,367
Financial	5,738,806	223,550,379	–	229,289,185
Industrial	–	28,186,588	–	28,186,588
Utilities	–	142,473,362	–	142,473,362
Money Market Funds	23,806,773	147,301	–	23,954,074
Capital Support Agreement	–	–	291,923	291,923

Total	$211,266,494	$1,492,317,891	$291,923	$1,703,876,308

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2010:

Balance as of 12/31/09	$293,650
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	(1,727)
Net purchases (sales)	–
Transfers in and/or out of level 3	–

Balance as of 6/30/10	$291,923

See Notes to Financial Statements

VIETNAM ETF

SCHEDULE OF INVESTMENTS
June 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 98.4%
Basic Materials: 6.5%
1,065,134	Hoa Sen Group #	$1,665,459
4,599,390	PetroVietnam Fertilizer & Chemical JSC #	7,522,928

		9,188,387

Communications: 1.3%
525,240	FPT Corp. #	1,883,034

Consumer, Cyclical: 1.7%
3,527,200	Minor International PCL (THB) #	1,089,574
280,640	Minor International PCL Warrants (THB 13.00, expiring 05/18/13) *	20,795
804,838	Parkson Holdings BHD (MYR) #	1,349,715

		2,460,084

Consumer, Non-cyclical: 3.4%
7,796,700	Charoen Pokphand Foods (THB) #	4,853,142

Energy: 20.6%
247,595	Oil and Natural Gas Corp. Ltd. (INR) #	6,995,389
2,658,118	Petrovietnam Construction Co. #	4,132,065
1,812,966	PetroVietnam Drilling & Well Services JSC * #	4,811,561
271,473	Premier Oil PLC (GBP) * #	5,018,881
483,744	Soco International PLC (GBP) * #	2,861,837
368,310	Talisman Energy, Inc. (CAD)	5,580,192

		29,399,925

Financial: 44.7%
2,843,540	Bank for Foreign Trade of Vietnam JSC #	6,109,727
2,828,420	Bank for Foreign Trade of Vietnam JSC Rights (VND 10,000.00, expiring 07/26/10) * #	429,208
4,616,620	Bao Viet Holdings #	11,051,362
2,496,000	CapitaLand Ltd. (SGD) #	6,379,248
2,629,175	HAGL JSC * #	10,856,338
1,617,000	Keppel Land Ltd. (SGD) #	4,472,272
1,722,400	Kim Long Securities Corp. #	1,670,108
3,403,050	Kinh Bac City Development Share Holding Corp. * #	6,463,853
3,327,500	PetroVietnam Finance JSC #	4,736,928
2,233,200	Saigon-Hanoi Commercial Joint Stock Bank #	1,836,443
2,093,900	Saigon-Hanoi Commercial Joint Stock Bank Rights (VND 10,000.00, expiring 08/20/10) * #	312,768
2,940,712	Tan Tao Investment Industry Corp. * #	3,397,873
4,405,200	VietNam JSC Commercial Bank for Industry and Trade * #	6,068,376

		63,784,504

Industrial: 17.8%
1,056,961	Development Investment Construction Corp. #	3,569,125
3,600,600	Gamuda BHD (MYR) #	3,523,837
304,487	Gamuda BHD Warrants (MYR 2.66, expiring 05/25/15) *	98,752
316,120	Gemadept Corp. #	1,003,214
1,153,055	Hoa Phat Group JSC #	2,488,343
2,724,000	Petroleum Technical Services Corp. #	4,367,062
782,940	Song Da Urban & Industrial Zone Investment & Development JSC #	3,160,457
3,260,500	Viet Nam Construction & Import-Export JSC #	7,233,838

		25,444,628

Utilities: 2.4%
4,073,230	Pha Lai Thermal Power JSC #	3,441,509

Total Common Stocks (Cost: $148,988,501)		140,455,213

CLOSED-END FUND: 0.7% (Cost: $1,240,262)
764,897	VinaCapital Vietnam Opportunity Fund * #	1,050,346

See Notes to Financial Statements

Number of Shares		Value

MONEY MARKET FUND: 0.6% (Cost: $807,441)
807,441	Dreyfus Government Cash Management Fund	$807,441

Total Investments: 99.7% (Cost: $151,036,204)		142,313,000
Other assets less liabilities: 0.3%		373,322

NET ASSETS: 100.0%		$142,686,322

CAD	Canadian Dollar
GBP	British Pound
INR	Indian Rupee
MYR	Malaysian Ringgit
SGD	Singapore Dollar
THB	Thai Baht
VND	Vietnamese Dong
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $135,805,820 which represents 95.2% of net assets.

The summary of inputs used to value investments as of June 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Basic Materials	$–	$9,188,387	$–	$9,188,387
Communications	–	1,883,034	–	1,883,034
Consumer, Cyclical	20,795	2,439,289	–	2,460,084
Consumer, Non-cyclical	–	4,853,142	–	4,853,142
Energy	5,580,192	23,819,733	–	29,399,925
Financial	–	63,784,504	–	63,784,504
Industrial	98,752	25,345,876	–	25,444,628
Utilities	–	3,441,509	–	3,441,509
Closed-End Fund	–	1,050,346	–	1,050,346
Money Market Fund	807,441	–	–	807,441

Total	$6,507,180	$135,805,820	$–	$142,313,000

Other Financial Instruments, net*	$–	$(114)	$–	$(114)

* Other financial instruments include forward foreign currency contracts

See Notes to Financial Statements

ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS
June 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Canada: 4.1%
88,711	Waste Services, Inc. (USD) *	$1,034,370

France: 9.7%
103,291	Veolia Environnement S.A. (ADR)	2,413,911

United States: 86.1%
79,033	Calgon Carbon Corp. *	1,046,397
127,378	Casella Waste Systems, Inc. *	486,584
15,730	Clean Harbors, Inc. *	1,044,629
62,734	Covanta Holding Corp. *	1,040,757
140,557	Darling International, Inc. *	1,055,583
76,540	Fuel Tech, Inc. * †	483,733
43,700	Layne Christensen Co. *	1,060,599
118,167	Metalico, Inc. *	470,305
50,267	Nalco Holding Co.	1,028,463
163,617	Newpark Resources, Inc. *	989,883
307,921	Perma-Fix Environmental Services, Inc. *	495,753
489,393	Rentech, Inc. * †	484,499
84,544	Republic Services, Inc.	2,513,493
30,617	Shaw Group, Inc. *	1,047,714
39,678	Stericycle, Inc. *	2,602,083
51,992	Tetra Tech, Inc. *	1,019,563
72,818	US Ecology, Inc.	1,060,958
30,722	Waste Connections, Inc. *	1,071,891
81,429	Waste Management, Inc.	2,547,913

		21,550,800

Total Common Stocks (Cost: $29,998,430)		24,999,081

MONEY MARKET FUND: 0.4% (Cost: $100,413)
100,413	Dreyfus Government Cash Management Fund	100,413

Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $30,098,843)		25,099,494

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 2.3%
87,523	Bank of New York Institutional Cash Reserve Series B # (a)	17,067
545,000	Dreyfus Government Cash Management Fund	545,000

Total Short-Term investments held as Collateral for Securities Loaned (Cost: $632,523)		562,067

OTHER: 0.1% (Cost: $0)
0	Capital Support Agreement # (a)	33,823

Total Investments: 102.7% (Cost: $30,731,366)		25,695,384
Liabilities in excess of other assets: (2.7)%		(669,596)

NET ASSETS: 100.0%		$25,025,788

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total value of securities on loan is $514,782.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $50,890 which represents 0.2% of net assets.

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of June 30, 2010.

See Notes to Financial Statements

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Alternative Waste Technology	10.3%	$2,586,479
Building & Construction	4.2	1,060,599
Energy - Alternate Sources	4.2	1,040,757
Engineering / R&D Services	4.2	1,047,714
Environment Consulting & Engineering	4.1	1,019,563
Hazardous Waste Disposal	20.7	5,203,423
Non-hazardous Waste Disposal	30.5	7,654,251
Oil - Field Services	3.9	989,883
Pollution Control	1.9	483,733
Recycling	1.9	470,305
Water	9.6	2,413,911
Water Treatment Systems	4.1	1,028,463
Money Market Fund	0.4	100,413

	100.0%	$25,099,494

The summary of inputs used to value investments as of June 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Canada	$1,034,370	$–	$–	$1,034,370
France	2,413,911	–	–	2,413,911
United States	21,550,800	–	–	21,550,800
Money Market Funds	645,413	17,067	–	662,480
Capital Support Agreement	–	–	33,823	33,823

Total	$25,644,494	$17,067	$33,823	$25,695,384

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2010:

Balance as of 12/31/09	$34,024
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	(201)
Net purchases (sales)	–
Transfers in and/or out of level 3	–

Balance as of 6/30/10	$33,823

See Notes to Financial Statements

GAMING ETF

SCHEDULE OF INVESTMENTS
June 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Australia: 13.3%
513,101	Aristocrat Leisure Ltd. † #	$1,569,113
302,718	Consolidated Media Holdings Ltd. #	808,992
572,611	Crown Ltd. #	3,724,946
719,517	TABCORP Holdings Ltd. #	3,826,411
1,517,360	Tatts Group Ltd. #	2,854,868

		12,784,330

Austria: 1.6%
34,056	BWIN Interactive Entertainment A.G. #	1,507,156

Canada: 0.5%
73,838	Great Canadian Gaming Corp. *	468,327

China / Hong Kong: 10.0%
6,984,000	China LotSynergy Holdings Ltd. * #	283,841
1,160,240	Galaxy Entertainment Group Ltd. * † #	623,237
5,158,000	Golden Resorts Group Ltd. * #	253,281
234,544	Melco Crown Entertainment Ltd. (ADR) * †	877,194
2,848,800	Sands China Ltd. * #	4,210,334
1,886,000	SJM Holdings Ltd. #	1,579,488
1,094,800	Wynn Macau Ltd. * #	1,785,272

		9,612,647

Germany: 0.1%
5,264	Tipp24 SE * #	135,734

Greece: 3.8%
136,195	Intralot S.A. #	435,397
253,921	OPAP S.A. #	3,164,612

		3,600,009

Ireland: 1.6%
49,323	Paddy Power PLC #	1,534,946

Italy: 1.4%
82,539	Lottomatica S.p.A. #	1,063,691
68,671	Snai S.p.A. * #	238,141

		1,301,832

Japan: 3.9%
168	Fields Corp. #	204,834
47,808	Heiwa Corp. #	514,544
12,265	Mars Engineering Corp. † #	206,411
63,273	Sankyo Co. Ltd. #	2,857,612

		3,783,401

Malaysia: 12.7%
933,151	Berjaya Sports Toto BHD #	1,227,715
2,698,238	Genting BHD #	5,902,144
4,049,698	Resorts World BHD #	3,397,427
299,327	Tanjong PLC #	1,607,866

		12,135,152

New Zealand: 1.4%
685,439	Sky City Entertainment Group Ltd. #	1,338,888

South Africa: 1.2%
111,420	Sun International Ltd. * #	1,194,491

South Korea: 2.8%
165,136	Kangwon Land, Inc. #	2,490,547
68,661	Paradise Co. Ltd. #	185,838

		2,676,385

See Notes to Financial Statements

Number of Shares		Value

Sweden: 0.9%
35,068	Betsson A.B. * #	$400,990
26,000	Unibet Group PLC #	477,970

		878,960

United Kingdom: 10.4%
155,869	888 Holdings PLC #	82,649
430,381	IG Group Holdings PLC #	2,692,449
1,075,120	Ladbrokes PLC #	2,034,377
346,081	PartyGaming PLC * #	1,113,508
170,080	Playtech Ltd. #	1,157,867
283,735	Rank Group PLC † #	420,264
463,699	Sportingbet PLC #	377,161
835,658	William Hill PLC #	2,128,833

		10,007,108

United States: 34.4%
30,995	Ameristar Casinos, Inc.	466,785
65,818	Bally Technologies, Inc. *	2,131,845
65,712	Boyd Gaming Corp. *	557,895
13,496	Churchill Downs, Inc.	442,669
81,802	Global Cash Access Holdings, Inc. *	589,792
355,285	International Game Technology	5,577,975
19,721	Isle of Capri Casinos, Inc. *	182,616
369,894	Las Vegas Sands Corp. *	8,189,453
241,924	MGM Mirage * †	2,332,147
81,181	Penn National Gaming, Inc. *	1,875,281
72,151	Pinnacle Entertainment, Inc. *	682,549
78,514	Scientific Games Corp. *	722,329
63,860	Shuffle Master, Inc. *	511,519
62,168	WMS Industries, Inc. *	2,440,094
82,300	Wynn Resorts Ltd.	6,277,021

		32,979,970

Total Common Stocks (Cost: $86,841,925)		95,939,336

MONEY MARKET FUND: 0.1% (Cost: $79,621)
79,621	Dreyfus Government Cash Management Fund	79,621

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $86,921,546)		96,018,957

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 5.2%
715	Bank of New York Institutional Cash Reserve Series B # (a)	139
4,982,000	Dreyfus Government Cash Management Fund	4,982,000

Total Short-Term investments held as Collateral for Securities Loaned (Cost: $4,982,715)		4,982,139

OTHER: 0.0% (Cost: $0)
0	Capital Support Agreement # (a)	277

Total Investments: 105.3% (Cost: $91,904,261)		101,001,373
Liabilities in excess of other assets: (5.3)%		(5,103,563)

NET ASSETS: 100.0%		$95,897,810

See Notes to Financial Statements

GAMING ETF

SCHEDULE OF INVESTMENTS
(continued)

ADR	American Depositary Receipt
*	Non-income producing
†	Security fully or partially on loan. Total value of securities on loan is $4,710,545.

#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $61,614,261 which represents 64.2% of net assets.

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of June 30, 2010.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Casino Hotels	47.1%	$45,200,550
Casino Services	14.9	14,277,184
Commercial Services — Finance	0.6	589,792
Computer Software	1.2	1,157,867
Electric — Generation	1.7	1,607,866
Finance — Other Services	2.8	2,692,449
Gambling (Non-Hotel)	15.2	14,578,670
Internet Gambling	4.4	4,197,575
Leisure & Recreation Products	2.7	2,644,929
Lottery Services	6.1	5,865,512
Multimedia	0.8	808,992
Racetracks	2.4	2,317,950
Money Market Fund	0.1	79,621

	100.0%	$96,018,957

The summary of inputs used to value investments as of June 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Australia	$–	$12,784,330	$–	$12,784,330
Austria	–	1,507,156	–	1,507,156
Canada	468,327	–	–	468,327
China / Hong Kong	877,194	8,735,453	–	9,612,647
Germany	–	135,734	–	135,734
Greece	–	3,600,009	–	3,600,009
Ireland	–	1,534,946	–	1,534,946
Italy	–	1,301,832	–	1,301,832
Japan	–	3,783,401	–	3,783,401
Malaysia	–	12,135,152	–	12,135,152
New Zealand	–	1,338,888	–	1,338,888
South Africa	–	1,194,491	–	1,194,491
South Korea	–	2,676,385	–	2,676,385
Sweden	–	878,960	–	878,960
United Kingdom	–	10,007,108	–	10,007,108
United States	32,979,970	–	–	32,979,970
Money Market Funds	5,061,621	139	–	5,061,760
Capital Support Agreement	–	–	277	277

Total	$39,387,112	$61,613,984	$277	$101,001,373

See Notes to Financial Statements

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2010:

Balance as of 12/31/09	$278
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	(1)
Net purchases (sales)	–
Transfers in and/or out of level 3	–

Balance as of 6/30/10	$277

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES June 30, 2010 (unaudited)

	Africa Index ETF	Brazil Small-Cap ETF	Egypt Index ETF	Gulf States Index ETF

Assets:
Investments, at value (1) (2)	$52,676,057	$638,452,446	$3,436,224	$10,336,353
Short term investment held as collateral for securities loaned (3)	–	462,000	–	–
Capital Support Agreement	–	–	–	–
Cash	–	–	–	–
Cash denominated in foreign currency (4)	21,122	12,904,735	5,965	–
Receivables:
Investment securities sold	–	13,596,328	–	–
Shares sold	–	10,172	–	–
Due from Adviser	–	–	6,584	10,437
Dividends and Interest	92,836	1,343,623	2,067	16,976
Unrealized appreciation on forward foreign currency contracts	–	–	–	–
Prepaid expenses	47	62	–	33

Total assets	52,790,062	666,769,366	3,450,840	10,363,799

Liabilities:
Payables:
Investment securities purchased	–	16,156,337	–	–
Collateral for securities loaned	–	462,000	–	–
Line of credit	–	4,313,000	–	–
Shares redeemed	–	–	–	–
Due to Adviser	24,202	288,211	–	–
Due to custodian	–	6,475,195	–	–
Deferred Trustee fees	722	8,979	9	253
Unrealized depreciation on forward foreign currency contracts	–	11,106	–	–
Accrued expenses	111,584	456,741	52,192	138,361

Total liabilities	136,508	28,171,569	52,201	138,614

NET ASSETS	$52,653,554	$638,597,797	$3,398,639	$10,225,185

Shares outstanding	1,900,000	14,550,000	200,000	550,000

Net asset value, redemption and offering price per share	$27.71	$43.89	$16.99	$18.59

Aggregate paid in capital	$56,104,482	$576,335,029	$4,179,927	$16,105,880
Net unrealized appreciation (depreciation)	(257,509)	45,720,621	(774,694)	(2,303,891)
Undistributed net investment income	629,009	9,607,171	40,876	247,558
Accumulated net realized gain (loss)	(3,822,428)	6,934,976	(47,470)	(3,824,362)

	$52,653,554	$638,597,797	$3,398,639	$10,225,185

(1) Value of securities on loan	$–	$423,216	$–	$–

(2) Cost of Investments	$52,933,545	$592,805,324	$4,210,918	$12,640,274

(3) Cost of short term investment held as collateral for securities loaned	$–	$462,000	$–	$–

(4) Cost of cash denominated in foreign currency	$21,119	$13,008,561	$5,965	$–

See Notes to Financial Statements

Indonesia Index ETF	Latin America Small-Cap Index ETF	Poland ETF	Russia ETF	Vietnam ETF	Environmental Services ETF	Gaming ETF

$368,750,821	$3,508,722	$26,059,219	$1,691,355,084	$142,313,000	$25,099,494	$96,018,957

–	–	–	12,229,301	–	562,067	4,982,139
–	–	–	291,923	–	33,823	277
–	–	–	465,513	–	22,975	–
267,543	16,656	1,169	–	3,382,883	–	131,842

–	–	213,759	–	–	1,817,302	926,221
–	–	–	–	–	2,091,929	–
–	10,199	–	–	–	–	–
1,733,814	1,524	217,833	16,422,480	236,224	32,802	98,968

–	–	–	–	143	–	–
34	–	–	3,068	–	138	163

370,752,212	3,537,101	26,491,980	1,720,767,369	145,932,250	29,660,530	102,158,567

779,465	–	429,231	17,537,923	2,035,046	1,835,608	–
–	–	–	12,837,388	–	632,523	4,982,715
–	–	–	183,000	–	–	–
–	–	–	–	–	2,091,928	1,141,641
149,277	–	7,004	732,564	62,625	9,184	50,243
698,550	–	142,946	–	811,404	–	–
3,290	–	130	42,425	1,242	2,345	2,314

3,589	–	1,566	–	257	–	–
140,843	37,233	52,469	1,384,553	335,354	63,154	83,844

1,775,014	37,233	633,346	32,717,853	3,245,928	4,634,742	6,260,757

$368,977,198	$3,499,868	$25,858,634	$1,688,049,516	$142,686,322	$25,025,788	$95,897,810

5,100,000	150,000	1,300,000	59,900,000	5,750,000	600,000	4,200,000

$72.35	$23.33	$19.89	$28.18	$24.82	$41.71	$22.83

$313,805,194	$3,764,157	$29,816,397	$2,376,724,828	$157,341,230	$37,826,772	$83,345,715
40,818,520	(255,705)	(4,008,622)	(162,672,267)	(8,901,575)	(5,035,981)	9,097,084
2,574,407	19,890	252,021	10,861,957	1,452,465	151,407	1,177,370
11,779,077	(28,474)	(201,162)	(536,865,002)	(7,205,798)	(7,916,410)	2,277,641

$368,977,198	$3,499,868	$25,858,634	$1,688,049,516	$142,686,322	$25,025,788	$95,897,810

$–	$–	$–	$12,212,031	$–	$514,782	$4,710,545

$327,939,139	$3,764,569	$30,061,781	$1,853,711,187	$151,036,204	$30,098,843	$86,921,546

$–	$–	$–	$12,837,388	$–	$632,523	$4,982,715

$268,878	$16,493	$1,177	$–	$3,401,874	$–	$131,655

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2010 (unaudited)

	Africa Index ETF	Brazil Small-Cap ETF	Egypt Index ETF (a)	Gulf States Index ETF

Income:
Dividends	$1,161,653	$13,262,029	$50,873	$328,643
Interest	13	20	4	164
Securities lending income	1,007	1,571	–	–
Foreign taxes withheld	(93,306)	(60,467)	–	(27,905)

Total income	1,069,367	13,203,153	50,877	300,902

Expenses:
Management fees	120,676	1,694,686	5,320	24,828
Professional fees	6,077	18,666	14,431	6,242
Insurance	1,540	1,540	–	768
Trustees’ fees and expenses	555	6,626	348	181
Reports to shareholders	9,998	18,422	1,120	3,315
Indicative optimized portfolio value fee	7,606	7,941	6,094	7,973
Custodian fees	53,596	436,126	17,943	52,653
Registration fees	6,224	12,367	1,367	3,645
Transfer agent fees	1,527	1,109	694	1,227
Fund accounting fees	19,600	23,731	9,822	17,821
Interest	223	5,744	–	187
Other	2,856	24,113	570	3,585

Total expenses	230,478	2,251,071	57,709	122,425
Waiver of management fees	(29,932)	–	(5,320)	(24,828)
Expenses assumed by the Adviser	–	–	(42,388)	(48,748)

Net expenses	200,546	2,251,071	10,001	48,849

Net investment income	868,821	10,952,082	40,876	252,053

Net realized gain (loss) on:
Investments	(2,954,682)	(11,390,681)	(44,201)	(622,910)
In-kind redemptions	435,449	915,722	–	–
Forward foreign currency contracts and foreign currency transactions	(56,250)	(543,554)	(3,269)	(12,467)

Net realized gain (loss)	(2,575,483)	(11,018,513)	(47,470)	(635,377)

Change in unrealized appreciation (depreciation) on:
Investments	(1,200,584)	(71,652,746)	(774,694)	(16,901)
Forward foreign currency contracts and foreign denominated assets and liabilities	(147)	(22,538)	–	31

Change in net unrealized appreciation (depreciation)	(1,200,731)	(71,675,284)	(774,694)	(16,870)

Net Increase (decrease) in Net Assets Resulting from Operations	$(2,907,393)	$(71,741,715)	$(781,288)	$(400,194)

(a)	Commencement of operations is February 16, 2010
(b)	Commencement of operations is April 6, 2010

See Notes to Financial Statements

Indonesia Index ETF	Latin America Small-Cap Index ETF (b)	Poland ETF	Russia ETF	Vietnam ETF	Environmental Services ETF	Gaming ETF

$3,814,293	$26,546	$374,505	$19,630,947	$2,146,783	$235,157	$1,627,865
37	–	7	795	22	7	2
–	–	–	21,733	–	8,240	26,092
(572,491)	(1,852)	(55,204)	(3,008,827)	(22,454)	(18,871)	(101,533)

3,241,839	24,694	319,308	16,644,648	2,124,351	224,533	1,552,426

730,363	3,813	45,454	4,327,239	305,180	64,245	276,797
11,773	7,266	14,447	38,903	12,448	6,827	7,961
768	–	–	13,839	–	1,540	1,540
1,963	93	301	21,529	1,541	393	1,544
9,283	202	1,645	59,789	4,285	1,239	5,992
8,419	3,527	9,113	7,083	7,598	–	7,279
102,522	9,837	16,859	1,285,953	246,692	1,321	24,611
6,230	1,180	1,344	26,457	8,356	3,381	6,548
1,269	188	1,033	6,869	1,126	1,008	1,367
20,798	8,339	11,514	20,216	16,275	13,780	18,328
193	–	–	4,824	–	4	339
1,706	763	1,451	15,098	3,545	571	3,641

895,287	35,208	103,161	5,827,799	607,046	94,309	355,947
–	(3,813)	(35,879)	(59,848)	(23,310)	(23,635)	–
–	(26,591)	–	–	–	–	–

895,287	4,804	67,282	5,767,951	583,736	70,674	355,947

2,346,552	19,890	252,026	10,876,697	1,540,615	153,859	1,196,479

(2,164,860)	(21,767)	(145,082)	(80,024,194)	(3,868,824)	(341,276)	(24,400)
13,725,742	–	–	13,287,294	136,379	1,146,780	3,759,129
6,246	(6,707)	(6,487)	–	(137,201)	–	7,631

11,567,128	(28,474)	(151,569)	(66,736,900)	(3,869,646)	805,504	3,742,360

21,232,200	(255,848)	(3,992,296)	(153,219,086)	(1,398,766)	(1,593,947)	(7,854,273)
6,452	143	(6,060)	–	(16,530)	–	(125)

21,238,652	(255,705)	(3,998,356)	(153,219,086)	(1,415,296)	(1,593,947)	(7,854,398)

$35,152,332	$(264,289)	$(3,897,899)	$(209,079,289)	$(3,744,327)	$(634,584)	$(2,915,559)

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Africa Index ETF		Brazil Small-Cap ETF

	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	For the Period May 12, 2009* through December 31, 2009

	(unaudited)		(unaudited)

Operations:
Net investment income	$868,821	$176,027	$10,952,082	$1,807,297
Net realized gain (loss)	(2,575,483)	(876,068)	(11,018,513)	21,228,031
Change in net unrealized appreciation (depreciation)	(1,200,731)	3,997,089	(71,675,284)	117,395,905

Net increase (decrease) in net assets resulting from operations	(2,907,393)	3,297,048	(71,741,715)	140,431,233

Distributions to shareholders from:
Net investment income	–	(297,700)	–	(2,835,750)
Net realized gains	–	–	–	(3,591,000)

Total distributions	–	(297,700)	–	(6,426,750)

Share transactions:**
Proceeds from sale of shares	21,804,877	29,263,236	73,481,260	565,240,053
Cost of shares redeemed	(2,834,647)	–	(62,386,284)	–

Increase in net assets resulting from share transactions	18,970,230	29,263,236	11,094,976	565,240,053

Total increase (decrease) in net assets	16,062,837	32,262,584	(60,646,739)	699,244,536
Net Assets, beginning of period	36,590,717	4,328,133	699,244,536	–

Net Assets, end of period†	$52,653,554	$36,590,717	$638,597,797	$699,244,536

† Including undistributed (accumulated) net investment income (loss)	$629,009	$(239,812)	$9,607,171	$(1,344,911)

** Shares of Common Stock Issued (no par value)
Shares sold	700,000	1,100,000	1,500,000	14,450,000
Shares redeemed	(100,000)	–	(1,400,000)	–

Net increase	600,000	1,100,000	100,000	14,450,000

*	Commencement of operations

See Notes to Financial Statements

Egypt Index ETF	Gulf States Index ETF		Indonesia Index ETF		Latin America Small-Cap Index ETF

For the Period February 16, 2010* through June 30, 2010	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	For the Period January 15, 2009* through December 31, 2009	For the Period April 6, 2010* through June 30, 2010

(unaudited)	(unaudited)		(unaudited)		(unaudited)

$40,876	$252,053	$97,098	$2,346,552	$886,066	$19,890
(47,470)	(635,377)	(2,959,496)	11,567,128	7,101,998	(28,474)
(774,694)	(16,870)	2,572,244	21,238,652	19,579,868	(255,705)

(781,288)	(400,194)	(290,154)	35,152,332	27,567,932	(264,289)

–	–	(72,000)	–	(585,000)	–
–	–	–	–	–	–

–	–	(72,000)	–	(585,000)	–

4,179,927	3,010,580	4,175,150	181,920,728	194,577,560	3,764,157
–	–	(709,512)	(49,696,030)	(19,960,324)	–

4,179,927	3,010,580	3,465,638	132,224,698	174,617,236	3,764,157

3,398,639	2,610,386	3,103,484	167,377,030	201,600,168	3,499,868
–	7,614,799	4,511,315	201,600,168	–	–

$3,398,639	$10,225,185	$7,614,799	$368,977,198	$201,600,168	$3,499,868

$40,876	$247,558	$(4,495)	$2,574,407	$227,855	$19,890

200,000	150,000	200,000	2,600,000	3,600,000	150,000
–	–	(50,000)	(750,000)	(350,000)	–

200,000	150,000	150,000	1,850,000	3,250,000	150,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS
(continued)

	Poland ETF		Russia ETF

	Six Months Ended June 30, 2010	For the Period November 24, 2009* through December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009

	(unaudited)		(unaudited)
Operations:
Net investment income (loss)	$252,026	$(2,180)	$10,876,697	$3,571,861
Net realized gain (loss)	(151,569)	(49,495)	(66,736,900)	(229,264,305)
Change in net unrealized appreciation (depreciation)	(3,998,356)	(10,266)	(153,219,086)	838,245,676

Net increase (decrease) in net assets resulting from operations	(3,897,899)	(61,941)	(209,079,289)	612,553,232

Distributions to shareholders from:
Net investment income	–	–	–	(3,586,600)
Net realized gains	–	–	–	–
Return of capital	–	–	–	–

Total distributions	–	–	–	(3,586,600)

Share transactions:**
Proceeds from sale of shares	22,533,478	7,284,996	526,481,945	589,025,547
Cost of shares redeemed	–	–	(38,994,521)	(191,973,975)

Increase (decrease) in net assets resulting from share transactions	22,533,478	7,284,996	487,487,424	397,051,572

Total increase (decrease) in net assets	18,635,579	7,223,055	278,408,135	1,006,018,204
Net Assets, beginning of period	7,223,055	–	1,409,641,381	403,623,177

Net Assets, end of period†	$25,858,634	$7,223,055	$1,688,049,516	$1,409,641,381

† Including undistributed (accumulated) net investment income (loss)	$252,021	$(5)	$10,861,957	$(14,740)

** Shares of Common Stock Issued (no par value)
Shares sold	1,000,000	300,000	15,800,000	23,250,000
Shares redeemed	–	–	(1,300,000)	(8,750,000)

Net increase (decrease)	1,000,000	300,000	14,500,000	14,500,000

*	Commencement of operations

See Notes to Financial Statements

Vietnam ETF		Environmental Services ETF		Gaming ETF

Six Months Ended June 30, 2010	For the Period August 11, 2009* through December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009

(unaudited)		(unaudited)		(unaudited)
$1,540,615	$14,494	$153,859	$198,598	$1,196,479	$2,393,809
(3,869,646)	(3,310,009)	805,504	(5,070,159)	3,742,360	1,462,835
(1,415,296)	(7,486,279)	(1,593,947)	8,612,799	(7,854,398)	18,963,445

(3,744,327)	(10,781,794)	(634,584)	3,741,238	(2,915,559)	22,820,089

–	–	–	(206,800)	–	(2,287,773)
–	(111,600)	–	–	–	–
–	–	–	–	–	(123,327)

–	(111,600)	–	(206,800)	–	(2,411,100)

72,052,219	91,403,117	6,650,292	8,131,359	–	96,291,688
(4,760,098)	(1,371,195)	(6,595,716)	(10,746,657)	(12,121,205)	(8,397,398)

67,292,121	90,031,922	54,576	(2,615,298)	(12,121,205)	87,894,290

63,547,794	79,138,528	(580,008)	919,140	(15,036,764)	108,303,279
79,138,528	–	25,605,796	24,686,656	110,934,574	2,631,295

$142,686,322	$79,138,528	$25,025,788	$25,605,796	$95,897,810	$110,934,574

$1,452,465	$(88,150)	$151,407	$(2,452)	$1,177,370	$(19,109)

2,800,000	3,200,000	150,000	200,000	–	4,900,000
(200,000)	(50,000)	(150,000)	(300,000)	(500,000)	(350,000)

2,600,000	3,150,000	–	(100,000)	(500,000)	4,550,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	Africa Index ETF					Brazil Small-Cap ETF

	Six Months Ended June 30, 2010		Year Ended December 31, 2009	For the Period July 10, 2008* through December 31, 2008		Six Months Ended June 30, 2010		For the Period May 12, 2009* through December 31, 2009

	(unaudited)					(unaudited)
Net Asset Value, Beginning of Period	$28.15		$21.64	$40.25		$48.39		$24.74

Income from Investment Operations:
Net Investment Income (Loss)	0.52		0.16	0.27		0.75		0.13
Net Realized and Unrealized Gain (Loss) on Investments	(0.96)		6.58	(18.69)		(5.25)		23.97

Total from Investment Operations	(0.44)		6.74	(18.42)		(4.50)		24.10

Less Distributions from:
Net Investment Income	–		(0.23)	(0.19)		–		(0.20)
Short-Term Capital Gains	–		–	–		–		(0.25)

Total Distributions	–		(0.23)	(0.19)		–		(0.45)

Net Asset Value, End of Period	$27.71		$28.15	$21.64		$43.89		$48.39

Total Return (a)	(1.56	)%(c)	31.15%	(45.76	)%(c)	(9.30	)%(c)	97.42	%(c)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$52,654		$36,591	$4,328		$638,598		$699,245
Ratio of Gross Expenses to Average Net Assets	0.95	%(b)	1.43%	3.15	%(b)	0.66	%(b)	0.71	%(b)
Ratio of Net Expenses to Average Net Assets	0.83	%(b)	0.84%	0.88	%(b)	0.66	%(b)	0.71	%(b)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.83	%(b)	0.83%	0.83	%(b)	0.66	%(b)	0.71	%(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.59	%(b)	0.93%	2.39	%(b)	3.23	%(b)	1.01	%(b)
Portfolio Turnover Rate	10	%(c)	30%	16	%(c)	35	%(c)	72	%(c)

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(b)	Annualized.
(c)	Not Annualized.
*	Commencement of operations.

See Notes to Financial Statements

Egypt Index ETF		Gulf States Index ETF					Indonesia Index ETF				Latin America Small-Cap Index ETF		Poland ETF

For the Period February 16, 2010* through June 30, 2010		Six Months Ended June 30, 2010		Year Ended December 31, 2009	For the Period July 22, 2008* through December 31, 2008		Six Months Ended June 30, 2010		For the Period January 15, 2009* through December 31, 2009		For the Period April 6, 2010* through June 30, 2010		Six Months Ended June 30, 2010		For the Period November 24, 2009* through December 31, 2009

(unaudited)		(unaudited)					(unaudited)				(unaudited)		(unaudited)
$20.57		$19.04		$18.05	$40.06		$62.03		$24.89		$24.91		$24.08		$24.71

0.20		0.46		0.25	(0.10)		0.43		0.27		0.13		0.19		(0.01)
(3.78)		(0.91)		0.92	(21.91)		9.89		37.05		(1.71)		(4.38)		(0.62)

(3.58)		(0.45)		1.17	(22.01)		10.32		37.32		(1.58)		(4.19)		(0.63)

–		–		(0.18)	–		–		(0.18)		–		–		–
–		–		–	–		–		–		–		–		–

–		–		(0.18)	–		–		(0.18)		–		–		–

$16.99		$18.59		$19.04	$18.05		$72.35		$62.03		$23.33		$19.89		$24.08

(17.40	)%(c)	(2.36	)%(c)	6.48%	(54.94	)%(c)	16.64	%(c)	149.94	%(c)	(6.34	)%(c)	(17.40	)%(c)	(2.55	)%(c)

$3,399		$10,225		$7,615	$4,511		$368,977		$201,600		$3,500		$25,859		$7,223
5.39	%(b)	2.46	%(b)	4.64%	2.16	%(b)	0.61	%(b)	0.72	%(b)	4.61	%(b)	1.13	%(b)	7.31	%(b)
0.93	%(b)	0.98	%(b)	0.99%	1.00	%(b)	0.61	%(b)	0.71	%(b)	0.63	%(b)	0.74	%(b)	0.76	%(b)

0.93	%(b)	0.98	%(b)	0.98%	0.98	%(b)	0.61	%(b)	0.71	%(b)	0.63	%(b)	0.74	%(b)	0.76	%(b)
3.82	%(b)	5.07	%(b)	1.48%	(0.94	)%(b)	1.60	%(b)	1.31	%(b)	2.61	%(b)	2.76	%(b)	(0.45	)%(b)
14	%(c)	13	%(c)	43%	13	%(c)	10	%(c)	26	%(c)	19	%(c)	18	%(c)	9	%(c)

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
(continued)

For a share outstanding throughout the period:

	Russia ETF						Vietnam ETF

	Six Months Ended June 30, 2010		Year Ended December 31, 2009	Year Ended December 31, 2008	For the Period April 24, 2007* through December 31, 2007		Six Months Ended June 30, 2010		For the Period August 11, 2009* through December 31, 2009

	(unaudited)						(unaudited)
Net Asset Value, Beginning of Period	$31.05		$13.06	$52.29	$39.22		$25.12		$25.04

Income from Investment Operations:
Net Investment Income	0.18		0.08	0.37	0.10		0.28		0.00
Net Realized and Unrealized
Gain (Loss) on Investments	(3.05)		17.99	(39.23)	13.08		(0.58)		0.12

Total from Investment Operations	(2.87)		18.07	(38.86)	13.18		(0.30)		0.12

Less Distributions from:
Net Investment Income	–		(0.08)	(0.37)	(0.11)		–		–
Short-Term Capital Gains	–		–	–	–		–		(0.04)
Return of Capital	–		–	–	–		–		–

Total Distributions	–		(0.08)	(0.37)	(0.11)		–		(0.04)

Net Asset Value, End of Period	$28.18		$31.05	$13.06	$52.29		$24.82		$25.12

Total Return (a)	(9.24	)%(c)	138.36%	(74.31)%	33.61	%(c)	(1.19	)%(c)	0.46	%(c)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$1,688,050		$1,409,641	$403,623	$800,069		$142,686		$79,139
Ratio of Gross Expenses to Average Net Assets	0.68	%(b)	0.80%	0.62%	0.70	%(b)	0.99	%(b)	0.96	%(b)
Ratio of Net Expenses to Average Net Assets	0.67	%(b)	0.70%	0.62%	0.69	%(b)	0.95	%(b)	0.96	%(b)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.67	%(b)	0.69%	0.62%	0.69	%(b)	0.95	%(b)	0.96	%(b)
Ratio of Net Investment Income to Average Net Assets	1.27	%(b)	0.45%	1.27%	0.86	%(b)	2.52	%(b)	0.07	%(b)
Portfolio Turnover Rate	11	%(c)	29%	23%	33	%(c)	20	%(c)	26	%(c)

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(b)	Annualized.
(c)	Not Annualized.
*	Commencement of operations.

See Notes to Financial Statements

Environmental Services ETF							Gaming ETF

Six Months Ended June 30, 2010		Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	For the Period October 10, 2006* through December 31, 2006		Six Months Ended June 30, 2010		Year Ended December 31, 2009	For the Period January 22, 2008* through December 31, 2008

(unaudited)							(unaudited)
$42.68		$35.27	$51.87	$44.55	$39.93		$23.60		$17.54	$39.39

0.26		0.36	0.38	0.33	0.02		0.28		0.40	0.56

(1.23)		7.43	(16.61)	7.53	4.65		(1.05)		6.17	(22.18)

(0.97)		7.79	(16.23)	7.86	4.67		(0.77)		6.57	(21.62)

–		(0.38)	(0.37)	(0.54)	(0.05)		–		(0.49)	(0.23)
–		–	–	–	–		–		–	–
–		–	–	–	–		–		(0.02)	–

–		(0.38)	(0.37)	(0.54)	(0.05)		–		(0.51)	(0.23)

$41.71		$42.68	$35.27	$51.87	$44.55		$22.83		$23.60	$17.54

(2.27	)%(c)	22.07%	(31.30)%	17.64%	11.70	%(c)	(3.26	)%(c)	37.47%	(54.89	)%(c)

$25,026		$25,606	$24,687	$36,312	$40,095		$95,898		$110,935	$2,631

0.73	%(b)	0.86%	0.68%	0.86%	1.40	%(b)	0.64	%(b)	0.71%	3.89	%(b)

0.55	%(b)	0.56%	0.55%	0.55%	0.54	%(b)	0.64	%(b)	0.66%	0.70	%(b)

0.55	%(b)	0.55%	0.55%	0.55%	0.54	%(b)	0.64	%(b)	0.65%	0.65	%(b)

1.20	%(b)	0.94%	0.73%	0.75%	0.24	%(b)	2.16	%(b)	3.08%	2.81	%(b)
3	%(c)	24%	32%	3%	3	%(c)	4	%(c)	33%	19	%(c)

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
June 30, 2010 (unaudited)

Note 1–Fund Organization–Market Vectors ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of June 30, 2010, offers twenty five investment portfolios.

These financial statements relate only to the following investment portfolios: Africa Index ETF, Brazil Small-Cap ETF, Egypt Index ETF, Gulf States Index ETF, Indonesia Index ETF, Latin America Small-Cap Index ETF, Poland ETF, Russia ETF, Vietnam ETF, Environmental Services ETF and Gaming ETF (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index sponsored by the NYSE Euronext, Deutsche Börse AG, Dow Jones Indexes, Stowe Global Indexes LLC and 4asset-management GmbH.

The Funds’ commencement of operations dates and their respective Indices are presented below:

Fund	Commencement of Operations	Index

Africa Index ETF	July 10, 2008	Dow Jones Africa Titans 50 IndexSM
Brazil Small-Cap ETF	May 12, 2009	Market Vectors Brazil Small-Cap Index
Egypt Index ETF	February 16, 2010	Market Vectors Egypt Index
Gulf States Index ETF	July 22, 2008	Dow Jones GCC Titans 40 IndexSM
Indonesia Index ETF	January 15, 2009	Market Vectors Indonesia Index
Latin America Small-Cap Index ETF	April 6, 2010	Market Vectors Latin America Small-Cap Index
Poland ETF	November 24, 2009	Market Vectors Poland Index
Russia ETF	April 24, 2007	DAXglobal® Russia+ Index
Vietnam ETF	August 11, 2009	Market Vectors Vietnam Index
Environmental Services ETF	October 10, 2006	NYSE Arca Environmental Services Index
Gaming ETF	January 22, 2008	S-Network Global Gaming Index®

Note 2–Significant Accounting Policies–The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

A.

Security Valuation–Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments. Money market fund investments are valued at net asset value. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

B.

Federal Income Taxes–It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.

Dividends and Distributions to Shareholders–Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.

Currency Translation–Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gains and losses from foreign currency transactions.

E.

Other–Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Realized gains and losses are calculated on the identified cost basis. Interest income, including amortization of premiums and discounts, is accrued as earned.

F.

Restricted Securities–The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Funds’ Schedules of Investments.

G.

Use of Derivative Instruments–The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Funds’ derivatives and hedging activities. Details of this disclosure are found below.

NOTES TO FINANCIAL STATEMENTS
(continued)

At June 30, 2010, the Funds had the following derivatives (not designated as hedging instruments):

	Asset derivatives	Liability derivatives

	Foreign exchange risk	Foreign exchange risk

Brazil Small-Cap ETF Forward foreign currency contracts[1]	$–	$11,106
Indonesia Index ETF Forward foreign currency contracts[1]	–	3,589
Poland ETF Forward foreign currency contracts[1]	–	1,566
Vietnam ETF Forward foreign currency contracts[2]	143	–
Vietnam ETF Forward foreign currency contracts[1]	–	257

[1]	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency contracts
[2]	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency contracts

The impact of transactions in derivative instruments, during the period ended June 30, 2010, were as follows:

Foreign exchange risk

Brazil Small-Cap ETF
Realized gain (loss):
Forward foreign currency contracts[3]	$(799,344)
Change in appreciation (depreciation):
Forward foreign currency contracts[4]	2,739
Indonesia Index ETF
Realized gain (loss):
Forward foreign currency contracts[3]	(15,874)
Change in appreciation (depreciation):
Forward foreign currency contracts[4]	(3,589)
Poland ETF
Realized gain (loss):
Forward foreign currency contracts[3]	8,927
Change in appreciation (depreciation):
Forward foreign currency contracts[4]	(1,566)
Vietnam ETF
Realized gain (loss):
Forward foreign currency contracts[3]	(69,564)
Change in appreciation (depreciation):
Forward foreign currency contracts[4]	(113)

[3]	Statements of Operations location: Net realized gain (loss) on forward foreign currency contracts and foreign currency transactions
[4]	Statements of Operations location: Change in unrealized appreciation (depreciation) on forward foreign currency contracts and foreign denominated assets and liabilities.

Forward Foreign Currency Contracts–The Funds are subject to foreign currency risk in the normal course of pursuing its investment objectives. The Funds may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities. In addition, the Funds may enter into forward foreign currency contracts to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts are included in realized gain (loss) on forward foreign currency contracts and foreign currency transactions. The Funds may incur additional risk from investments in forward foreign currency contracts if the counterparty is unable to fulfill its obligation or there are unanticipated movements of the foreign currency relative to the U.S. dollar.

The Funds had the following open forward foreign currency contracts as of June 30, 2010:

	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation)

Brazil ETF
	CAD	273,820	USD	261,179	07/02/10	$(3,962)
	USD	193,615	AUD	221,527	07/01/10	(7,144)

Net unrealized depreciation on forward foreign currency contracts						$(11,106)

Indonesia ETF

	USD	723,048	IDR	6,521,891,638	07/01/10	$(3,589)

Poland ETF
	PLN	444,248	USD	131,105	07/06/10	$(1,566)

Vietnam ETF
	USD	60,108	INR	2,790,890	07/02/10	$(16)
	USD	47,258	MYR	152,219	07/01/10	(241)
	USD	46,341	MYR	150,491	07/02/10	143

Net unrealized depreciation on forward foreign currency contracts						$(114)

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
MYR	Malaysian Ringgit
USD	United States Dollar

Note 3–Investment Management and Other Agreements–The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.50% of each Fund’s average daily net assets. The Adviser has agreed, at least until May 1, 2011 to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses does not exceed the expense caps, excluding interest expense, listed in the table below.

The current expense caps and the amounts waived/assumed by the Adviser for the period ended June 30, 2010, are as follows:

Fund	Expense Cap		Waiver of Management Fees	Expenses Assumed by the Adviser

Africa Index ETF	0.83%		$29,932	$–
Brazil Small-Cap ETF	0.65	*	–	–
Egypt Index ETF	0.94		5,320	42,388
Gulf States Index ETF	0.98		24,828	48,748
Indonesia Index ETF	0.68	*	–	–
Latin America Small-Cap Index ETF	0.63		3,813	26,591
Poland ETF	0.65	*	35,879	–
Russia ETF	0.62	*	59,848	–
Vietnam ETF	0.76	*	23,310	–
Environmental Services ETF	0.55		23,635	–
Gaming ETF	0.65		–	–

*	The Fund expense caps prior to May 1, 2010 were: Brazil Small-Cap ETF 0.73%, Indonesia Index ETF 0.71%, Poland ETF 0.76%, Russia ETF 0.69%, and Vietnam ETF .99%.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

NOTES TO FINANCIAL STATEMENTS
(continued)

Note 4–Investments–For the period ended June 30, 2010, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding capital share transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold

Africa Index ETF	$16,373,857	$4,842,653
Brazil Small-Cap ETF	263,972,478	237,609,086
Egypt Index ETF	4,449,673	395,513
Gulf States Index ETF	4,391,922	1,267,809
Indonesia Index ETF	32,045,496	29,440,731
Latin America Small-Cap Index ETF	2,654,041	677,380
Poland ETF	3,692,147	3,242,638
Russia ETF	263,184,370	184,327,148
Vietnam ETF	80,572,653	24,182,867
Environmental Services ETF	2,770,696	694,809
Gaming ETF	4,444,922	5,380,542

Note 5–Income Taxes–As of June 30, 2010, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Africa Index ETF	$53,287,955	$3,228,447	$(3,840,345)	$(611,898)
Brazil Small-Cap ETF	598,863,282	79,946,898	(39,895,734)	40,051,164
Egypt Index ETF	4,210,918	37,732	(812,426)	(774,694)
Gulf States Index ETF	14,273,411	231,306	(4,168,364)	(3,937,058)
Indonesia Index ETF	327,950,347	54,073,507	(13,273,033)	40,800,474
Latin America Small-Cap Index ETF	3,764,569	84,704	(340,551)	(255,847)
Poland ETF	30,061,781	44,859	(4,047,421)	(4,002,562)
Russia ETF	1,937,578,162	112,930,670	(346,632,524)	(233,701,854)
Vietnam ETF	153,393,953	9,215,389	(20,296,342)	(11,080,953)
Environmental Services ETF	30,812,539	891,152	(6,008,307)	(5,117,155)
Gaming ETF	92,746,936	19,256,662	(11,002,225)	8,254,437

No dividends or distributions have been paid so far this year. The tax character of dividends paid to shareholders during the year ended December 31, 2009 is as follows:

	2009 Dividends

Fund	Ordinary Income	Return of Capital

Africa Index ETF	$297,700	$–
Brazil Small-Cap ETF	6,426,750	–
Egypt Index ETF	–	–
Gulf States Index ETF	72,000	–
Indonesia Index ETF	585,000	–
Latin America Small-Cap Index ETF	–	–
Poland ETF	–	–
Russia ETF	3,586,600	–
Vietnam ETF	111,600	–
Environmental Services ETF	206,800	–
Gaming ETF	2,287,773	123,327

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (tax years ended December 31, 2006-2009), or expected to be taken in the Funds’ current tax year. Therefore, no provision for income tax is required in the Funds’ financial statements.

Note 6-Capital Share Transactions–As of June 30, 2010, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 50,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended June 30, 2010 the Trust had in-kind contributions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions

Africa Index ETF	$9,557,341	$1,222,259
Brazil Small-Cap ETF	3,273,591	3,040,605
Egypt Index ETF	161,746	–
Gulf States Index ETF	148,299	–
Indonesia Index ETF	181,933,748	49,698,954
Latin America Small-Cap Index ETF	1,808,338	–
Poland ETF	22,531,252	–
Russia ETF	446,638,621	33,061,444
Vietnam ETF	13,361,146	954,922
Environmental Services ETF	2,511,141	4,367,117
Gaming ETF	–	9,712,074

Note 7–Concentration of Risk–The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 8–Trustee Deferred Compensation Plan–The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the deferred compensation plan is included in “Trustees fees and expenses” in the Statements of Operations. The liability for the deferred compensation plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9–Securities Lending–To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York, the securities lending agent and also the Funds’ custodian. The Funds may lend up to 50% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedule of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the Dreyfus Government Cash Management Fund and the Bank of New York Institutional Cash Reserve (“BNY Fund”). Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the securities lending agent. The Funds bear the risk of delay in recovery of,

NOTES TO FINANCIAL STATEMENTS
(continued)

or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The loans outstanding and the collateral received at the end of the period were as follows:

Fund	Value of Securities Loaned	Value of Collateral

Brazil Small-Cap ETF	$423,216	$462,000
Environmental Services ETF	514,782	562,067
Gaming ETF	4,710,545	4,982,139
Russia ETF	12,212,031	12,229,301

At June 30, 2010, BNY Fund’s NAV was below $1.00 per share, which affected the NAV of the Funds with securities loans outstanding. In 2008, two holdings of the BNY Funds, which were issued by Lehman Brothers, Inc. (“Lehman”), filed for protection under Chapter 11 of the United States Bankruptcy Code. These Lehman holdings are currently held by the BNY Fund in a separate Series B class. The Funds have been valuing their allocated share of the Lehman securities at actual market value, resulting in an unrealized loss until they are adjudicated in U.S. Bankruptcy Court. The market value of the Funds’ investment in the BNY Fund, Series B, as of June 30, 2010 is reflected in the Funds’ Schedules of Investments. If it were necessary to liquidate assets in the BNY Fund to meet returns on outstanding securities loans at a time when the BNY Fund’s price per share was less than $1.00, the Funds may not receive an amount from the BNY Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall. The BNY Fund is not a money market fund that operates in accordance with Rule 2a-7 under the 1940 Act and there is no assurance that it will maintain a $1.00 share price. The Funds affected are as follows:

Fund	Cost of Lehman Securities	Value of Lehman Securities

Environmental Services ETF	$87,523	$17,067
Gaming ETF	715	139
Russia ETF	755,388	147,301

Note 10–BNY Mellon Capital Support Agreement–On December 15, 2009, the Funds entered into a Capital Support Agreement (the “Agreement”) with BNY Mellon to provide capital support to those Funds that have investments in Series B shares of the BNY Fund representing the segregated investments in two securities issued by Lehman Brothers Inc. (“Lehman”). BNY Mellon has agreed to provide capital support to mitigate the Funds’ loss in BNY Fund resulting from the Lehman bankruptcy on September 16, 2008. Under the terms of the Agreement, BNY Mellon will provide a guaranteed recovery on Series B shares of BNY Fund representing 80% of the par value of the Lehman securities, provided that certain conditions are met by the Funds affected including continued participation by the Funds in the BNY Mellon securities lending program, retention of disposition discretion of the Lehman securities with BNY Mellon and a three year vesting period which commenced on September 15, 2008. Should BNY Mellon not sell the Lehman securities prior to the end of the three year vesting period, the affected Funds will have the option to sell the Lehman securities to BNY Mellon at the guaranteed recovery rate.

Note 11–Bank Line of Credit–The Funds may participate in a $20 million committed credit facility (“Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2010, Brazil Small-Cap ETF, Russia ETF and Vietnam ETF borrowed under this facility. The average daily loan balance for Brazil Small-Cap ETF during the 92 day period of which a loan was outstanding amounted to $4,141,739 and the weighted average interest rate was 1.94%. The average daily loan balance for Russia ETF during the 56 day period for which a loan was outstanding amounted to $183,000 and the weighted average interest rate was 1.94%. The average daily loan balance for Vietnam ETF during the 24 day period for which a loan was outstanding amounted to $1,348,000 and the weighted average interest rate was 1.95%. As of June 30, 2010, Brazil Small-Cap ETF and Russia ETF had an outstanding loan balance of $4,313,000 and $183,000, respectively.

Note 12–Custodian Fees–The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended June 30, 2010, there were no offsets of custodial fees.

Note 13–Subsequent Event Review–The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and there were no material events requiring recording or disclosure.

APPROVAL OF MANAGEMENT AGREEMENT
(unaudited)

At a meeting held on June 25, 2010 (the “Meeting”), the Board, including all of the Independent Trustees, approved investment management agreements between the Trust and the Adviser (each an “Investment Management Agreement”) with respect to the Market Vectors Minor Metals ETF and Market Vectors MLP ETF (the “Funds”) through June 30, 2011.

The Board’s approval of each Investment Management Agreement was based on a comprehensive consideration of all information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Trustees also received a draft prospectus and statement of additional information for each of the Funds, which described various aspects of each Fund’s investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of each Investment Management Agreement was based, in part, on information obtained through discussions at the Meeting with, among others, management of the Funds and the Adviser, information obtained at prior meetings of the Trustees among themselves and/or with management and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved or proposed to be involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, each Investment Management Agreement, including the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits until at least May 1, 2011. The Trustees also considered information relating to the nature of each Fund’s Underlying Index, the financial condition of the Adviser, pending regulatory inquiries with respect to the Adviser and certain affiliates, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s analysis of the proposed service providers.

In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of certain other exchange-traded funds. The Trustees considered information they received regarding the benefits, other than the fees under the Investment Management Agreements, that the Adviser would receive from serving as adviser to each Fund, including those it may receive from providing administrative services to each of the Funds and from an affiliate of the Adviser serving as distributor to each Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of each of the Funds to the Adviser because the Funds had not yet commenced operations. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of each Investment Management Agreement, which will permit the Trustees to consider in the future the extent to which economies of scale may exist and whether the fees paid to the Adviser reflect these economies of scale for the benefit of shareholders. In addition, because the Funds had not yet commenced operations, the Trustees were not in a position to consider the historical performance or the quality of services previously provided to each of the Funds although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreements.

In voting to approve the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreements are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the interest of the relevant Fund and such Fund’s shareholders.

*  *  *

At a meeting held on June 25, 2010 (the “Renewal Meeting”), the Board, including all of the Independent Trustees, approved the continuation of an investment management agreement between the Trust and the Adviser (the “Gold Miners Investment Management Agreement”) with respect to the Market Vectors Gold Miners ETF and the continuation of the investment management agreement between the Trust and the Adviser (the “Equity Investment Management Agreement”) with respect to the Market Vectors Africa Index ETF, Agribusiness ETF, Agriculture Producers ETF, Brazil Small-Cap ETF, China All-Cap ETF, China Consumer Discretionary ETF, China Consumer Staples ETF, China Energy ETF, China ETF, China Financials ETF, China Health Care ETF, China Industrials ETF, China Information Technology ETF, China Materials ETF, China Small-Cap ETF, China Utilities ETF, Coal ETF, Egypt Index ETF, Emerging Europe ex-Russia Index ETF, Energy Producers ETF, Environmental

APPROVAL OF MANAGEMENT AGREEMENT
(continued)

Services ETF, Gaming ETF, GDP Weighted Emerging Markets ETF, GDP Weighted Emerging Markets Small-Cap ETF, GDP Weighted International ex-US ETF, Global Alternative Energy ETF, Global Frontier Index ETF, Gulf States Index ETF, Hard Assets Producers Extra Liquid ETF, India Small-Cap ETF, Indonesia Index ETF, Junior Gold Miners ETF, Kuwait Index ETF, Latin America Small-Cap ETF, Nuclear Energy ETF, Poland ETF, Russia ETF, RVE Hard Assets Producers ETF, Solar Energy ETF, Steel ETF and Vietnam ETF (collectively, the “Equity Funds” and along with Market Vectors Gold Miners ETF, the “Funds”). The Gold Miners Investment Management Agreement and the Equity Investment Management Agreement are collectively referred to as the “Investment Management Agreements.”

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees met on June 9, 2010. At that meeting, the Trustees discussed the information the Adviser and Lipper Inc. (“Lipper”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and (where applicable) the Funds’ peer funds, information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was also based on their review of information obtained through discussions with, among others, management of the Funds and the Adviser at the Renewal Meeting and the June 9, 2010 meeting, and information obtained at other meetings of the Trustees among themselves and/or with management, including the background and experience of the portfolio managers and others involved in the management and administration of the Trust. The Trustees considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including the Adviser’s commitment to waive certain fees and/or pay expenses of the Funds to the extent necessary to prevent the operating expenses of the Funds from exceeding agreed upon limits until at least May 1, 2011. The Trustees noted the Adviser’s commitment to lower the expense ratio at which the Adviser would waive its fees or reimburse expenses of Market Vectors Gold Miners ETF, Market Vectors Agribusiness ETF, and Market Vectors Russia ETF.

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Funds’ portfolios, especially in light of the performance of those Funds that had commenced operations as of the date of the Renewal Meeting (the “Operating Funds”). In evaluating an Operating Fund’s performance, the Trustees assessed the Operating Funds’ performance based on how well the performance of an Operating Fund tracked the performance of its Underlying Index, using a variety of measurements in this regard, and concluded that the investment performance of the Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser, pending regulatory inquiries with respect to the Adviser and certain affiliates, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s analysis of the Trust’s other service providers.

As noted above, the Trustees were also provided various data from Lipper comparing the Funds to other exchange-traded funds with respect to expenses, performance and tracking error. The Trustees noted that the information provided showed that a limited number of Funds had expense ratios greater than the median of their peer group of funds. The Trustees noted that these Funds tended to be Funds with smaller asset bases. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Funds were reasonable in light of the quality of services received. The Trustees noted that this comparative data, while generally helpful, was limited in its usefulness in many cases due to the lack of a large number of directly comparable exchange-traded funds.

The Trustees also considered information they received regarding the other benefits received by the Adviser from serving as adviser to the Funds and from providing administrative services to the Funds, and from an affiliate of the Adviser serving as distributor for the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Fund that had commenced operations. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether current fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap and noted that neither of the Investment Management Agreements provides for breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees noted that the Funds were still relatively new products, which therefore made it difficult to quantify the potential variability in net assets and thus determine the sustainability of any potential economies of scale which may exist. They also noted the Adviser’s agreement to lower the expense ratio at which the Adviser would waive its fees or reimburse expenses for the three largest ETFs. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and currently reflects an appropriate sharing of any economies of scale which may exist with shareholders. The Trustees also determined that the profits earned by the Adviser in respect of the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Trustees did not consider historical information about the profitability of Market Vectors Agriculture Producers ETF, China All-Cap ETF, China Consumer Discretionary ETF, China Consumer Staples ETF, China Energy ETF, China ETF, China Financials ETF, China Health Care ETF, China Industrials ETF, China Information Technology ETF, China Materials ETF, China Small-Cap ETF, China Utilities ETF, Emerging Europe ex-Russia Index ETF, Energy Producers ETF, GDP Weighted Emerging Markets ETF, GDP Weighted Emerging Markets Small-Cap ETF, GDP Weighted International ex-US ETF, Global Frontier Index ETF, Hard Assets Producers Extra Liquid ETF, India Small-Cap ETF and Kuwait Index ETF to the Adviser because none of those Funds had commenced operations at the time of the Renewal Meeting. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of the Investment Management Agreements after those Funds had commenced operations. In addition, because none of those Funds had commenced operations, the Trustees were not in a position to consider the historical performance or the quality of services previously provided to each of those Funds although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their June 9, 2010 meeting as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Equity Investment Management Agreement and Gold Miners Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the interest of the Funds and each Fund’s shareholders.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting vaneck.com.

Investment Adviser:
Van Eck Associates Corporation

Distributor:
Van Eck Securities Corporation
335 Madison Avenue
New York, NY 10017
vaneck.com

Account Assistance:
1.888.MKT.VCTR

Item 2. CODE OF ETHICS.

     Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded that the Market Vectors ETF Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Market Vectors ETF Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no significant changes in the registrant's internal controls over financial reporting or in other factors that could significantly affect these controls over financial reporting subsequent to the date of our evaluation.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ Bruce J. Smith, SVP and CFO
                         -------------------------------
Date September 7, 2010
     --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, CEO
                        --------------------------
Date September 7, 2010
     --------------

By (Signature and Title)  /s/ Bruce J. Smith, CFO
                        ---------------------------

Date September 7, 2010
     --------------